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                                SEC File Nos. 002-11051
                                                                            811-00604
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement
under
the Securities Act of 1933

Post-Effective Amendment No. 113

Registration Statement
under
the Investment Company Act of 1940

Amendment No. 41

WASHINGTON MUTUAL INVESTORS FUND, INC.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, N.W.
Washington, D.C. 20005
(Address of principal executive offices)

Registrant's Telephone Number, Including Area Code:
(202) 842-5665

JEFFREY L. STEELE
WASHINGTON MANAGEMENT CORPORATION
1101 Vermont Avenue, N.W.
Washington, D.C. 20005
(Name and address of agent for service)

Copies to: ROBERT W. HELM, ESQ.
DECHERT LLP
1775 I Street, NW
Washington, DC 20006
(Counsel for the Registrant)

The Registrant intends to file its 24f-2 Notice for fiscal 2007 on or about June 28 2007

Approximate Date of Proposed Public Offering:

|X| It is proposed that this filing will become effective on July 1, 2007, pursuant to paragraph (b) of rule 485.

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
[logo - American Funds(R)]

                                              The right choice for the long term/(R)/

Washington Mutual
Investors Fund/SM/

PROSPECTUS

July 1, 2007

 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objective, strategies and risks
10    Management and organization
14    Shareholder information
15    Choosing a share class
17    Purchase and exchange of shares
21    Sales charges
25    Sales charge reductions and waivers
27    Rollovers from retirement plans to IRAs
28    Plans of distribution
28    Other compensation to dealers
29    How to sell shares
31    Distributions and taxes
32    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page was intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high-quality common stocks and securities convertible into common stocks. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary-type reserves or family funds, but who are reluctant to undertake the selection and supervision of individual stocks.

The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks. The fund has stringent Investment
Standards based upon criteria originally adopted by the United States District
Court for the District of Columbia and in effect for many years for determining eligibility under the Court's Legal List procedure for the investment of trust funds. Applying these Investment Standards, the fund's investment adviser compiles an "Eligible List" of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the Eligible List. The investment adviser monitors the Eligible List and makes recommendations to the board of directors of additions to, or deletions from, the Eligible List to comply with the fund's
Investment Standards.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                  Washington Mutual Investors Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results (before and after taxes) are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1997     33.29%
1998     19.37
1999      1.16
2000      9.06
2001      1.51
2002    -14.85
2003     25.82
2004      9.92
2005      3.55
2006     18.04

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST             15.94%  (quarter ended June 30, 2003)
LOWEST             -17.90%  (quarter ended September 30, 2002)

The fund's total return for the three months ended March 31, 2007, was 0.94%.

                                       2

Washington Mutual Investors Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

 . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class
529-A, 529-B, 529-C or 529-F sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions"
reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY
WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT
BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT,
SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT (IRA) OR 529 COLLEGE
SAVINGS PLAN.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 8 reflects the fund's results calculated without sales charges.

                                       3

                                  Washington Mutual Investors Fund / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 7/31/52
 Before taxes                          11.26%   6.29%    9.23%       12.69%
 After taxes on distributions/2/       10.54    5.70     7.77          N/A
 After taxes on distributions and       8.22    5.25     7.42          N/A
sale of fund shares/2/

                                    1 YEAR  5 YEARS   LIFETIME/1/
------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       12.16%   6.43%       7.66%
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       16.03    6.66        6.17
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       17.99    7.49        7.01
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                       11.16     N/A        6.80
 CLASS 529-B -- FIRST SOLD 2/19/02
 Before taxes                       11.95     N/A        7.25
 CLASS 529-C -- FIRST SOLD 2/15/02
 Before taxes                       15.97     N/A        7.19
 CLASS 529-E -- FIRST SOLD 3/1/02
 Before taxes                       17.59     N/A        7.10
 CLASS 529-F -- FIRST SOLD 9/16/02
 Before taxes                       18.18     N/A       12.77

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/3/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 S&P 500/4/                        15.78%    6.19%      8.42%        11.39%
 Lipper Growth and Income Funds    15.57     7.59       8.01           N/A
Index/5/
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at April 30, 2007: 1.82%/6/
 (For current yield information, please call American FundsLine at
800/325-3590.)

/1/   Lifetime results for each share class are measured from the date the share class was first sold.
/2/   After-tax returns are hypothetical, calculated using individual federal income tax rates, as described on page 3.
/3/   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
/4/   Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/5/   Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
/6/   Reflects a fee waiver (1.80% without the waiver) as described in the Annual
      Fund Operating Expenses table under "Fees and expenses of the fund."

                                       4

Washington Mutual Investors Fund / Prospectus


Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,3/
--------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases    5.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent      none/5/    5.00%/6/    1.00%/7/         none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------

 Management fees/8/                  0.26%    0.26%    0.26%    0.26%
-------------------------------------------------------------------------------
 Distribution and/or service         0.24     1.00     1.00     0.25
 (12b-1) fees/9/
-------------------------------------------------------------------------------
 Other expenses/10/                  0.10     0.10     0.16     0.11
-------------------------------------------------------------------------------
 Total annual fund operating         0.60     1.36     1.42     0.62
 expenses/8/
                                     CLASS    CLASS    CLASS    CLASS    CLASS

                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees/8/                  0.26%    0.26%    0.26%    0.26%    0.26%
-------------------------------------------------------------------------------
 Distribution and/or service         0.20     1.00     1.00     0.50       --
 (12b-1) fees/11/
-------------------------------------------------------------------------------
 Other expenses/10,12/               0.21     0.22     0.22     0.21     0.21
-------------------------------------------------------------------------------
 Total annual fund operating         0.67     1.48     1.48     0.97     0.47
 expenses/8/

/1/   Includes corresponding 529 share class. Accounts holding these 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
/2/   Available only to employer-sponsored 529 plans. Accounts holding these shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
/3/   Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
/4/   The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.
/5/   A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
/6/   The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
/7/   The contingent deferred sales charge is eliminated one year after purchase.
/8/   The fund's investment adviser and business manager are each currently waiving
      10% of their management fees. The waivers may be discontinued at any time in consultation with the fund's board, but they are expected to continue at this level until further review. The fund's investment adviser, business manager and board intend to review the waivers as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the
      Financial Highlights table in this prospectus and in the fund's annual report.
/9/   Class A and F 12b-1 fees may not exceed .25% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees may not exceed
      1.00% of each class' average net assets annually.
/10/  Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 to $19 per account.
/11/  Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees may not exceed 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed
      .75% of the class' average net assets annually.
/12/   Includes .10% paid to a state or states for oversight and administrative services.

                                       5

                                  Washington Mutual Investors Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 Class A/1/                                 $633    $756    $  891     $1,282
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           638     831       945      1,427
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        138     431       745      1,427
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           245     449       776      1,702
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           145     449       776      1,702
-------------------------------------------------------------------------------
 Class F -- excluding intermediary            63     199       346        774
fees/5/
-------------------------------------------------------------------------------
 Class 529-A/1,6/                            659     817       985      1,467
-------------------------------------------------------------------------------
 Class 529-B -- assuming                     670     907     1,065      1,651
redemption/2,6/
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  170     507       865      1,651
redemption/3,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming                     270     507       865      1,868
redemption/4,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    170     507       865      1,868
-------------------------------------------------------------------------------
 Class 529-E/6/                              119     348       594      1,293
-------------------------------------------------------------------------------
 Class 529-F -- excluding intermediary        68     190       322        698
fees/5,6/

/1/   Reflects the maximum initial sales charge.
/2/   Reflects applicable contingent deferred sales charges through year six and
      Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/3/   Reflects Class A or 529-A expenses for years nine and 10 because Class B and
      529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
/4/   Reflects a contingent deferred sales charge in the first year.
/5/   Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
/6/   Reflects an initial $10 account setup fee and an annual $10 account maintenance fee.

                                       6

Washington Mutual Investors Fund / Prospectus


Investment objective, strategies and risks
The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish this objective through fundamental research, careful selection and broad diversification. In the selection of securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund strives in its overall portfolio to achieve an above-average yield in relation to Standard &
Poor's 500 Composite Index (a broad, unmanaged index). The fund's portfolio is limited to securities included on its Eligible List, which is compiled to conform to the fund's Investment Standards based on criteria that were originally adopted by the United States District Court for the District of
Columbia. The investment adviser monitors the Eligible List and makes recommendations to the board of directors of changes necessary for continued
compliance with the fund's Investment Standards.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The fund's policy is to maintain at all times for its shareholders a fully invested and widely diversified portfolio of securities; however, the fund may hold, to a limited extent, short-term U.S. government securities, other money market instruments, cash and cash equivalents.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       7

                                  Washington Mutual Investors Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.

 ADDITIONAL INVESTMENTS RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 7/31/52
 Before taxes                          18.04%   7.56%    9.88%       12.82%
 After taxes on distributions/2/       17.28    6.95     8.41          N/A
 After taxes on distributions and      12.68    6.36     8.01          N/A
sale of fund shares/2/
-------------------------------------------------------------------------------

                                    1 YEAR  5 YEARS   LIFETIME/1/
------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       17.16%   6.74%       7.66%
------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       17.03    6.66        6.17
------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       17.99    7.49        7.01
------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                       17.94     N/A        8.11
------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/19/02
 Before taxes                       16.95     N/A        7.56
------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/15/02
 Before taxes                       16.97     N/A        7.19
------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/1/02
 Before taxes                       17.59     N/A        7.10
------------------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/16/02
 Before taxes                       18.18     N/A       12.77
------------------------------------------------------------------

                            1 YEAR     5 YEARS     10 YEARS      LIFETIME/3/
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 S&P 500/4/                 15.78%      6.19%        8.42%          11.39%
 Lipper Growth and Income   15.57       7.59         8.01             N/A
Funds Index/5/
 Class A distribution rate at December 31, 2006: 1.82%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

/1/   Lifetime results for each share class are measured from the date the share class was first sold.
/2/   After-tax returns are hypothetical, calculated using individual federal income tax rates, as described on page 3.
/3/   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
/4/   Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/5/   Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
/6/   The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.

                                       8

Washington Mutual Investors Fund / Prospectus


 INDUSTRY SECTOR HOLDINGS AS OF APRIL 30, 2007
                                                         PERCENT OF NET ASSETS

 Financials                                                     19.82%
-------------------------------------------------------------------------------
 Industrials                                                    13.42
-------------------------------------------------------------------------------
 Health care                                                    12.86
-------------------------------------------------------------------------------
 Energy                                                         11.45
-------------------------------------------------------------------------------
 Information technology                                          7.98
-------------------------------------------------------------------------------
 Consumer discretionary                                          7.94
-------------------------------------------------------------------------------
 Consumer staples                                                7.24
-------------------------------------------------------------------------------
 Telecommunication services                                      5.97
-------------------------------------------------------------------------------
 Utilities                                                       5.28
-------------------------------------------------------------------------------
 Materials                                                       3.60
-------------------------------------------------------------------------------
 Miscellaneous                                                    .76
-------------------------------------------------------------------------------
 Short-term securities & other assets less liabilities           3.68
-------------------------------------------------------------------------------

 TEN LARGEST HOLDINGS AS OF APRIL 30, 2007
                                              PERCENT OF NET ASSETS

 AT&T                                                 3.77%
--------------------------------------------------------------------
 General Electric                                     3.62
--------------------------------------------------------------------
 Chevron                                              3.44
--------------------------------------------------------------------
 ExxonMobil                                           2.84
--------------------------------------------------------------------
 Citigroup                                            2.63
--------------------------------------------------------------------
 IBM                                                  2.19
--------------------------------------------------------------------
 JPMorgan Chase                                       2.17
--------------------------------------------------------------------
 United Parcel Service                                1.98
--------------------------------------------------------------------
 Fannie Mae                                           1.91
--------------------------------------------------------------------
 Merck                                                1.85

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                  Washington Mutual Investors Fund / Prospectus

Management and organization

BUSINESS MANAGER

Washington Management Corporation or its predecessors, since the fund's inception, has provided the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund's contractual service providers, including custodian operations, shareholder services and fund share distribution functions. Washington
Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group,
Incorporated, maintains its principal business address at 1101 Vermont Avenue,
NW, Washington, DC 20005.

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended October 31, 2006.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research and/or brokerage services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may

                                       10

Washington Mutual Investors Fund / Prospectus


consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within 14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

                                       11

                                  Washington Mutual Investors Fund / Prospectus

The primary individual portfolio counselors for Washington Mutual Investors Fund are:

                                               PRIMARY TITLE WITH      PORTFOLIO
                            PORTFOLIO          INVESTMENT ADVISER      COUNSELOR'S
                            COUNSELOR          (OR AFFILIATE)          ROLE IN
                            EXPERIENCE         AND INVESTMENT          MANAGEMENT
 PORTFOLIO COUNSELOR       IN THIS FUND        EXPERIENCE              OF THE FUND
---------------------------------------------------------------------------------------------

 STEPHEN E. BEPLER           27 years          Senior Vice             Serves as an equity
                      (plus 8 years of prior   President, Capital      portfolio counselor
                         experience as an      Research Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 41
                                               years in total;
                                               35 years with Capital
                                               Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 ALAN N. BERRO               10 years          Senior Vice             Serves as an equity
                      (plus 6 years of prior   President, Capital      portfolio counselor
                         experience as an      Research Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 21
                                               years in total;
                                               16 years with Capital
                                               Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 JAMES K. DUNTON             29 years          Senior Vice President   Serves as an equity
                      (plus 7 years of prior   and Director, Capital   portfolio counselor
                         experience as an      Research and
                        investment analyst     Management Company
                          for the fund)
                                               Investment
                                               professional for 45
                                               years, all with
                                               Capital Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 J. DALE HARVEY              11 years          Vice President,         Serves as an equity
                      (plus 4 years of prior   Capital Research and    portfolio counselor
                         experience as an      Management Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 18
                                               years in total;
                                               16 years with Capital
                                               Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 GREGORY D. JOHNSON          6 years           Senior Vice             Serves as an equity
                      (plus 7 years of prior   President, Capital      portfolio counselor
                         experience as an      Research Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 14
                                               years, all with
                                               Capital Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL         15 years          Senior Vice President   Serves as an equity
                        (plus 17 years of      and Director, Capital   portfolio counselor
                              prior            Research and
                         experience as an      Management Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 35
                                               years in total;
                                               32 years with Capital
                                               Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG         8 years           Chairman of the         Serves as an equity
                      (plus 9 years of prior   Board, Capital          portfolio counselor
                         experience as an      Research and
                        investment analyst     Management Company
                          for the fund)
                                               Investment
                                               professional for 37
                                               years, all with
                                               Capital Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------

                                       12

Washington Mutual Investors Fund / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       13

                                  Washington Mutual Investors Fund / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service
Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       14

Washington Mutual Investors Fund / Prospectus


Choosing a share class
The fund offers different classes of shares through this prospectus. Class A, B,
C and F shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class
529-E shares are available only to investors participating through an eligible employer plan.
Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
  529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:
 -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F
SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES.

                                       15

                                  Washington Mutual Investors Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES

 Initial sales charge    up to 5.75% (reduced for purchases of $25,000 or more
                         and eliminated for purchases of $1 million or more)

 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)

 12b-1 fees              up to .25% annually (for 529-A shares, may not exceed
                         .50% annually)

 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than F shares,
                         depending on relative expenses

 Purchase maximum        none

 Conversion              none

 CLASS B SHARES
 Initial sales charge    none

 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase

 12b-1 fees              up to 1.00% annually

 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses

 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"

 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none

 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase

 12b-1 fees              up to 1.00% annually

 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses

 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"

 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to   529-F shares)
 CLASS 529-E SHARES
 Initial sales charge    none

 Contingent deferred     none
 sales charge

 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)

 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees

 Purchase maximum        none

 Conversion              none
 CLASS F SHARES
 Initial sales charge    none

 Contingent deferred     none
 sales charge

 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)

 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, and may be higher than A shares, depending
                         on relative expenses

 Purchase maximum        none

 Conversion              none

                                       16

Washington Mutual Investors Fund / Prospectus


Purchase and exchange of shares

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

PURCHASE OF CLASS A, B AND C SHARES
You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase 529 shares by contacting any financial adviser
(who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

EXCHANGE
Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR

                                       17

                                  Washington Mutual Investors Fund / Prospectus

UNIFORM TRANSFERS TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT
LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE APPLICABLE PROGRAM DESCRIPTION.
PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service
Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a

                                       18

Washington Mutual Investors Fund / Prospectus


purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series/SM/; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the fund.  You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading.  If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

                                       19

                                  Washington Mutual Investors Fund / Prospectus

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and 529          $   250/2/
 accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                              25
    savings plan account or employer-sponsored 529 account
 To add to an account                                                      50
    For a payroll deduction retirement plan account, payroll               25
    deduction
    savings plan account or employer-sponsored 529 account
--------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                   50,000
--------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                  500,000

/1/   Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
/2/   For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.
If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes).
Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

                                       20

Washington Mutual Investors Fund / Prospectus


MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF

                                       21

                                  Washington Mutual Investors Fund / Prospectus

PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;
.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived A share program with the American Funds; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS
 Many employer-sponsored retirement plans are eligible to purchase Class R shares. Such eligible plans and Class R shares are described in more detail in the fund's retirement plan prospectus.

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

                                       22

Washington Mutual Investors Fund / Prospectus


 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds
Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the

                                       23

                                  Washington Mutual Investors Fund / Prospectus

option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

                                       24

Washington Mutual Investors Fund / Prospectus


Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE
AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL
INFORMATION OR FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE
Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for these purposes. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:
 .trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

                                       25

                                  Washington Mutual Investors Fund / Prospectus

 CONCURRENT PURCHASES
 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.
 If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention.
 A statement of intention allows you to combine all purchases of all share classes of American Funds non-money market funds you intend to make over a
 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

                                       26

Washington Mutual Investors Fund / Prospectus


.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
 -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
    Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

                                       27

                                  Washington Mutual Investors Fund / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares; up to .50% for Class 529-A shares; up to 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for
Class A shares.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       28

Washington Mutual Investors Fund / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or
  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
   FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American
   Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.
If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on
Class A or C shares will be

                                       29

                                  Washington Mutual Investors Fund / Prospectus

credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET
Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       30

Washington Mutual Investors Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS
The fund intends to distribute dividends to you, usually in March, June,
September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE
TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       31

                                  Washington Mutual Investors Fund / Prospectus

Financial highlights/1/
The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company and Washington Management Corporation. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information below has been audited by PricewaterhouseCoopers
LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                                   gains
                                                                (losses) on
                                                                 securities
                                     Net asset                     (both
                                      value,         Net          realized      Total from
                                     beginning   investment         and         investment
                                     of period     income       unrealized)     operations
----------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 4/30/2007                 $32.66        $.68          $ 4.71          $ 5.39
 Year ended 4/30/2006                  29.85         .66            3.20            3.86
 Year ended 4/30/2005                  28.79         .67            1.22            1.89
 Year ended 4/30/2004                  23.99         .59            4.94            5.53
 Year ended 4/30/2003                  28.37         .55           (4.35)          (3.80)
----------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 4/30/2007                  32.47         .42            4.69            5.11
 Year ended 4/30/2006                  29.69         .42            3.17            3.59
 Year ended 4/30/2005                  28.64         .43            1.22            1.65
 Year ended 4/30/2004                  23.88         .37            4.92            5.29
 Year ended 4/30/2003                  28.25         .36           (4.32)          (3.96)
----------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 4/30/2007                  32.41         .39            4.68            5.07
 Year ended 4/30/2006                  29.64         .40            3.16            3.56
 Year ended 4/30/2005                  28.59         .41            1.22            1.63
 Year ended 4/30/2004                  23.84         .35            4.92            5.27
 Year ended 4/30/2003                  28.22         .35           (4.33)          (3.98)
----------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 4/30/2007                 $32.60        $.67          $ 4.70          $ 5.37
 Year ended 4/30/2006                  29.80         .65            3.19            3.84
 Year ended 4/30/2005                  28.74         .64            1.22            1.86
 Year ended 4/30/2004                  23.95         .56            4.94            5.50
 Year ended 4/30/2003                  28.33         .53           (4.34)          (3.81)
----------------------------------------------------------------------------------------------
 CLASS 529-A:
 Year ended 4/30/2007                  32.63         .65            4.71            5.36
 Year ended 4/30/2006                  29.83         .64            3.19            3.83
 Year ended 4/30/2005                  28.76         .63            1.23            1.86
 Year ended 4/30/2004                  23.97         .56            4.95            5.51
 Year ended 4/30/2003                  28.36         .54           (4.35)          (3.81)
----------------------------------------------------------------------------------------------
 CLASS 529-B:
 Year ended 4/30/2007                  32.50         .38            4.68            5.06
 Year ended 4/30/2006                  29.72         .38            3.17            3.55
 Year ended 4/30/2005                  28.68         .38            1.21            1.59
 Year ended 4/30/2004                  23.91         .32            4.96            5.28
 Year ended 4/30/2003                  28.34         .32           (4.35)          (4.03)
----------------------------------------------------------------------------------------------
 CLASS 529-C:
 Year ended 4/30/2007                  32.49         .38            4.69            5.07
 Year ended 4/30/2006                  29.71         .38            3.18            3.56
 Year ended 4/30/2005                  28.67         .37            1.22            1.59
 Year ended 4/30/2004                  23.91         .32            4.93            5.25
 Year ended 4/30/2003                  28.33         .32           (4.34)          (4.02)
----------------------------------------------------------------------------------------------
 CLASS 529-E:
 Year ended 4/30/2007                  32.52         .55            4.70            5.25
 Year ended 4/30/2006                  29.74         .54            3.17            3.71
 Year ended 4/30/2005                  28.69         .53            1.22            1.75
 Year ended 4/30/2004                  23.92         .46            4.94            5.40
 Year ended 4/30/2003                  28.34         .45           (4.35)          (3.90)
----------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)
 CLASS 529-F:
 Year ended 4/30/2007                 $32.59        $.72          $ 4.70          $ 5.42
 Year ended 4/30/2006                  29.79         .70            3.18            3.88
 Year ended 4/30/2005                  28.74         .60            1.22            1.82
 Year ended 4/30/2004                  23.96         .53            4.95            5.48
 Period from 9/16/2002 to 4/30/2003    23.98         .32             .10             .42

                                       32

Washington Mutual Investors Fund / Prospectus


                                            DIVIDENDS AND DISTRIBUTIONS

                                     Dividends                       Total      Net asset
                                     (from net   Distributions     dividends     value,
                                     investment      (from            and        end of        Total
                                      income)    capital gains)  distributions   period    return/3,4/
----------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 4/30/2007                  $(.66)        $(.84)         $(1.50)      $36.55        16.85%
 Year ended 4/30/2006                   (.62)         (.43)          (1.05)       32.66        13.11
 Year ended 4/30/2005                   (.60)         (.23)           (.83)       29.85         6.55
 Year ended 4/30/2004                   (.54)         (.19)           (.73)       28.79        23.19
 Year ended 4/30/2003                   (.54)         (.04)           (.58)       23.99       (13.36)
----------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 4/30/2007                   (.41)         (.84)          (1.25)       36.33        15.98
 Year ended 4/30/2006                   (.38)         (.43)           (.81)       32.47        12.24
 Year ended 4/30/2005                   (.37)         (.23)           (.60)       29.69         5.75
 Year ended 4/30/2004                   (.34)         (.19)           (.53)       28.64        22.25
 Year ended 4/30/2003                   (.37)         (.04)           (.41)       23.88       (14.01)
----------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 4/30/2007                   (.38)         (.84)          (1.22)       36.26        15.91
 Year ended 4/30/2006                   (.36)         (.43)           (.79)       32.41        12.15
 Year ended 4/30/2005                   (.35)         (.23)           (.58)       29.64         5.69
 Year ended 4/30/2004                   (.33)         (.19)           (.52)       28.59        22.19
 Year ended 4/30/2003                   (.36)         (.04)           (.40)       23.84       (14.10)
----------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 4/30/2007                  $(.65)        $(.84)         $(1.49)      $36.48        16.83%
 Year ended 4/30/2006                   (.61)         (.43)          (1.04)       32.60        13.06
 Year ended 4/30/2005                   (.57)         (.23)           (.80)       29.80         6.47
 Year ended 4/30/2004                   (.52)         (.19)           (.71)       28.74        23.13
 Year ended 4/30/2003                   (.53)         (.04)           (.57)       23.95       (13.42)
----------------------------------------------------------------------------------------------------------
 CLASS 529-A:
 Year ended 4/30/2007                   (.64)         (.84)          (1.48)       36.51        16.75
 Year ended 4/30/2006                   (.60)         (.43)          (1.03)       32.63        13.01
 Year ended 4/30/2005                   (.56)         (.23)           (.79)       29.83         6.47
 Year ended 4/30/2004                   (.53)         (.19)           (.72)       28.76        23.07
 Year ended 4/30/2003                   (.54)         (.04)           (.58)       23.97       (13.38)
----------------------------------------------------------------------------------------------------------
 CLASS 529-B:
 Year ended 4/30/2007                   (.36)         (.84)          (1.20)       36.36        15.82
 Year ended 4/30/2006                   (.34)         (.43)           (.77)       32.50        12.07
 Year ended 4/30/2005                   (.32)         (.23)           (.55)       29.72         5.52
 Year ended 4/30/2004                   (.32)         (.19)           (.51)       28.68        22.08
 Year ended 4/30/2003                   (.36)         (.04)           (.40)       23.91       (14.18)
----------------------------------------------------------------------------------------------------------
 CLASS 529-C:
 Year ended 4/30/2007                   (.37)         (.84)          (1.21)       36.35        15.84
 Year ended 4/30/2006                   (.35)         (.43)           (.78)       32.49        12.10
 Year ended 4/30/2005                   (.32)         (.23)           (.55)       29.71         5.54
 Year ended 4/30/2004                   (.30)         (.19)           (.49)       28.67        22.06
 Year ended 4/30/2003                   (.36)         (.04)           (.40)       23.91       (14.18)
----------------------------------------------------------------------------------------------
 CLASS 529-E:
 Year ended 4/30/2007                   (.54)         (.84)          (1.38)       36.39        16.44
 Year ended 4/30/2006                   (.50)         (.43)           (.93)       32.52        12.64
 Year ended 4/30/2005                   (.47)         (.23)           (.70)       29.74         6.09
 Year ended 4/30/2004                   (.44)         (.19)           (.63)       28.69        22.68
 Year ended 4/30/2003                   (.48)         (.04)           (.52)       23.92       (13.73)
----------------------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)
 CLASS 529-F:
 Year ended 4/30/2007                  $(.70)        $(.84)         $(1.54)      $36.47        17.01%
 Year ended 4/30/2006                   (.65)         (.43)          (1.08)       32.59        13.20
 Year ended 4/30/2005                   (.54)         (.23)           (.77)       29.79         6.35
 Year ended 4/30/2004                   (.51)         (.19)           (.70)       28.74        23.00
 Period from 9/16/2002 to 4/30/2003     (.40)         (.04)           (.44)       23.96         1.85

                                                     Ratio of     Ratio of
                                                     expenses     expenses
                                                    to average   to average
                                                    net assets   net assets
                                      Net assets,     before        after      Ratio of net
                                        end of         reim-        reim-         income
                                        period      bursements/  bursements/    to average
                                     (in millions)    waivers    waivers/4/    net assets/4/
---------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 4/30/2007                   $70,811        .60%        .57%         2.00%
 Year ended 4/30/2006                    64,202        .60          .57           2.13
 Year ended 4/30/2005                    61,185        .61          .60           2.24
 Year ended 4/30/2004                    57,027        .64          .64           2.14
 Year ended 4/30/2003                    43,701        .67          .67           2.28
---------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 4/30/2007                     3,296       1.36         1.33           1.24
 Year ended 4/30/2006                     3,053       1.37         1.34           1.37
 Year ended 4/30/2005                     2,902       1.38         1.37           1.47
 Year ended 4/30/2004                     2,549       1.40         1.40           1.36
 Year ended 4/30/2003                     1,538       1.45         1.45           1.52
---------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 4/30/2007                     3,481       1.42         1.40           1.17
 Year ended 4/30/2006                     3,113       1.43         1.41           1.30
 Year ended 4/30/2005                     2,991       1.46         1.45           1.39
 Year ended 4/30/2004                     2,460       1.48         1.48           1.27
 Year ended 4/30/2003                     1,214       1.51         1.51           1.46
---------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 4/30/2007                    $3,179        .62%        .59%         1.97%
 Year ended 4/30/2006                     2,646        .63          .61           2.10
 Year ended 4/30/2005                     2,505        .69          .68           2.15
 Year ended 4/30/2004                     1,917        .71          .71           2.04
 Year ended 4/30/2003                       899        .74          .74           2.24
---------------------------------------------------------------------------------------------
 CLASS 529-A:
 Year ended 4/30/2007                     1,094        .67          .65           1.91
 Year ended 4/30/2006                       833        .68          .65           2.05
 Year ended 4/30/2005                       633        .71          .70           2.12
 Year ended 4/30/2004                       426        .71          .71           2.03
 Year ended 4/30/2003                       199        .70          .70           2.29
---------------------------------------------------------------------------------------------
 CLASS 529-B:
 Year ended 4/30/2007                       218       1.48         1.46           1.11
 Year ended 4/30/2006                       180       1.51         1.48           1.22
 Year ended 4/30/2005                       148       1.58         1.57           1.26
 Year ended 4/30/2004                       110       1.59         1.59           1.15
 Year ended 4/30/2003                        53       1.62         1.62           1.36
---------------------------------------------------------------------------------------------
 CLASS 529-C:
 Year ended 4/30/2007                       374       1.48         1.45           1.11
 Year ended 4/30/2006                       295       1.50         1.47           1.23
 Year ended 4/30/2005                       226       1.57         1.56           1.27
 Year ended 4/30/2004                       156       1.58         1.58           1.15
 Year ended 4/30/2003                        69       1.61         1.61           1.38
----------------------------------------------------------------------------------------------
 CLASS 529-E:
 Year ended 4/30/2007                        61        .97          .94           1.62
 Year ended 4/30/2006                        46        .98          .96           1.74
 Year ended 4/30/2005                        35       1.05         1.04           1.79
 Year ended 4/30/2004                        23       1.06         1.06           1.68
 Year ended 4/30/2003                         9       1.08         1.08           1.92
---------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)
 CLASS 529-F:
 Year ended 4/30/2007                       $47        .47%        .44%         2.11%
 Year ended 4/30/2006                        32        .49          .46           2.24
 Year ended 4/30/2005                        21        .80          .79           2.03
 Year ended 4/30/2004                        11        .81          .81           1.90
 Period from 9/16/2002 to 4/30/2003           3        .82/5/       .82/5/        2.25/5/

                                       33

                                 Washington Mutual Investors Fund / Prospectus


                                           YEAR ENDED APRIL 30
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       19%         13%         16%         12%          21%
OF SHARES

/1/   Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/   Based on average shares outstanding.
/3/   Total returns exclude all sales charges, including contingent deferred sales charges.
/4/   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company and Washington Management
      Corporation. During some of the periods shown, Capital Research and Management
      Company and Washington Management Corporation reduced fees for investment advisory services and business management services for all share classes.
/5/   Annualized.

                                       34

                                  Washington Mutual Investors Fund / Prospectus


NOTES

                                       35

                                  Washington Mutual Investors Fund / Prospectus

[logo - American Funds (R)]

                                         The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES           American Funds Service Company
                                   800/421-0180
FOR RETIREMENT PLAN SERVICES       Call your employer or plan administrator
FOR ADVISER MARKETING              American Funds Distributors
                                   800/421-9900
FOR 529 PLANS                      American Funds Service Company
                                   800 /421-0180, ext. 529
FOR 24-HOUR INFORMATION            American FundsLine
                                   800/325-3590
                                   americanfunds.com

   Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes. By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

PROGRAM DESCRIPTIONS  Program descriptions for 529 programs managed by the
American Funds organization contain additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's business manager, the fund's investment adviser and its affiliated companies.
The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the fund at
1101 Vermont Avenue, NW, Washington, DC 20005.

[logo - recycled bug]
Printed on recycled paper

MFGEPR-901-0707P Litho in USA CGD/MC/8023     Investment Company File No. 811-00604

-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust


[logo - American Funds(R)]               The right choice for the long term/(R)/

Washington Mutual Investors Fund/SM/

PROSPECTUS
ADDENDUM

July 1, 2007

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Class R-5 shares of Washington Mutual Investors Fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust
Company./SM/  Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------

 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                  CLASS R-5
--------------------------------------------------------------

 Management fees/1/                                 0.26%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees            none
--------------------------------------------------------------
 Other expenses/2/                                  0.11
--------------------------------------------------------------
 Total annual fund operating expenses/1/            0.37

/1/   The fund's investment adviser and business manager are each currently waiving
      10% of their management fees. The waivers may be discontinued at any time in consultation with the fund's board, but they are expected to continue at this level until further review. The fund's investment adviser, business manager and board intend to review the waivers as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the
      Financial Highlights table in this prospectus addendum and in the fund's annual report.
/2/   A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------

 Class R-5                $38     $119     $208       $468
-------------------------------------------------------------


Purchase and exchange of shares -- pages 17-20

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 21-24

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.

Financial highlights/1/ -- pages 32-34

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and
Management Company and Washington Management Corporation. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund
Operating Expenses table under "Fees and expenses of the fund" in this prospectus addendum and the fund's annual report. The information below has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                                   gains
                                                                (losses) on
                                                                 securities
                                     Net asset                     (both
                                      value,         Net          realized      Total from
                                     beginning   investment         and         investment
                                     of period     income       unrealized)     operations
----------------------------------------------------------------------------------------------

CLASS R-5:
 Year ended 4/30/2007                 $32.65        $.76           $4.72          $5.48
 Year ended 4/30/2006                  29.85         .73            3.19           3.92
 Year ended 4/30/2005                  28.79         .73            1.22           1.95
 Year ended 4/30/2004                  23.99         .65            4.94           5.59
 Period from 5/15/2002 to 4/30/2003    28.84         .57           (4.78)         (4.21)

                                           DIVIDENDS AND DISTRIBUTIONS
                                                                                                                     Ratio of
                                                                                                                     expenses
                                                                                                                    to average
                                                                                                                    net assets
                                     Dividends   Distributions      Total      Net asset              Net assets,     before
                                     (from net       (from        dividends     value,                  end of         reim-
                                     investment     capital          and        end of      Total       period      bursements/
                                      income)       gains)      distributions   period    return/3/  (in millions)    waivers
---------------------------------------------------------------------------------------------------------------------------------

CLASS R-5:
 Year ended 4/30/2007                  $(.74)       $(.84)         $(1.58)      $36.55      17.15%      $1,154         .37%
 Year ended 4/30/2006                   (.69)        (.43)          (1.12)       32.65      13.34          883         .38
 Year ended 4/30/2005                   (.66)        (.23)           (.89)       29.85       6.78          619         .38
 Year ended 4/30/2004                   (.60)        (.19)           (.79)       28.79      23.49          395         .39
 Period from 5/15/2002 to 4/30/2003     (.60)        (.04)           (.64)       23.99     (14.57)         230         .41/4/

                                      Ratio of
                                      expenses
                                     to average    Ratio of
                                     net assets       net
                                        after      income to
                                        reim-       average
                                     bursements/      net
                                     waivers/3/    assets/3/
-------------------------------------------------------------

CLASS R-5:
 Year ended 4/30/2007                   .35%       2.22%
 Year ended 4/30/2006                   .35         2.34
 Year ended 4/30/2005                   .37         2.45
 Year ended 4/30/2004                   .39         2.36
 Period from 5/15/2002 to 4/30/2003     .41/4/      2.51/4/

                                           YEAR ENDED APRIL 30
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       19%         13%         16%         12%          21%
OF SHARES

/1/   Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/   Based on average shares outstanding.
/3/   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company and Washington Management
      Corporation. During some of the periods shown, Capital Research and Management
      Company and Washington Management Corporation reduced fees for investment advisory services and business management services.
/4/   Annualized.


                     WASHINGTON MUTUAL INVESTORS FUND, INC.

                                     Part B
                      Statement of Additional Information

                                  July 1, 2007

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of Washington Mutual Investors
Fund (the "fund" or "WMIF") dated July 1, 2007. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                     Washington Mutual Investors Fund, Inc.
                              Attention: Secretary
                            1101 Vermont Avenue, NW
                              Washington, DC 20005
                                  202/842-5665

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                   Washington Mutual Investors Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

GENERAL GUIDELINE

..    As set forth in its Prospectus, generally common stocks and securities convertible into common stocks meeting the fund's Investment Standards and on the fund's Eligible List may be purchased by the fund; however, the fund may also hold, to a limited extent, short-term U.S. government securities, other money market instruments, cash and cash equivalents.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa.
Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

NON-U.S. SECURITIES -- The fund may invest up to 5% of its assets in securities of certain companies domiciled outside of the United States and not included in the Standard & Poor's 500 Composite Index as further described below under "The fund and its investment policies." Foreign securities may be subject to certain risks, different from those of investing in U.S. based companies. These include less publicly available information about issues, different accounting, auditing and financial reporting regulations and practices, changing economic, political and social

                   Washington Mutual Investors Fund -- Page 2

conditions, and risks associated with foreign currency exchange rates and foreign trading markets. These securities are often in the form of American
Depositary Receipts ("ADRs") which are typically issued by a U.S. bank or trust company evidencing ownership of an underlying foreign security. Investing in foreign securities that are traded in the U.S. or through ADRs avoids certain foreign currency risks. Investing through ADRs may, however, make it more difficult to exercise all of the rights that customarily attach to share ownership.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

                        *     *     *     *     *     *

                   Washington Mutual Investors Fund -- Page 3

PORTFOLIO TURNOVER -- A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended 2007 and 2006 were 19% and
13%, respectively, and the average of the last five years was 16%. See
"Financial highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal years.

With the fund's focus on long term investing, the fund does not engage in high portfolio turnover (100% or more). High turnover generates greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of excessive short-term capital gains, which are taxable at the highest rate when distributed to shareholders. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made.

                      THE FUND AND ITS INVESTMENT POLICIES
The fund has Investment Standards based upon criteria originally established by the United States District Court for the District of Columbia for determining the eligibility of securities under the Court's Legal List procedure which was in effect for many years. The fund has an Eligible List of investments based upon its Investment Standards. The fund's Investment Standards encompass numerous criteria that govern which securities may be included on the fund's
Eligible List. Currently, those criteria include, for example: (i) a security shall be listed on the New York Stock Exchange ("NYSE") or meet the financial listing requirements of the NYSE (the applicable listing requirements are set forth in Section 1 of the Listed Company Manual of the NYSE); (ii) except for banks and a few other companies, the issuing company must have fully earned its dividends in at least four of the past five years and paid a dividend in at least nine of the past ten years; (iii) banks and savings and loan associations must have paid a dividend in at least four of the past five years; (iv)
companies which do not meet the fund's dividend payment requirements must meet other additional requirements which are generally more stringent than the fund's other standards applicable to dividend paying companies (these companies are limited to 5% of the fund's total assets at the time of the investment); (v) the ratio of current assets to liabilities for most individual companies must be at least 1.5 to 1, or their bonds must be rated at least investment grade by
Standard & Poor's; (vi) banks, insurance companies and other financial institutions must have capital funds of at least $1 billion; and (vii) companies must not derive the majority of their revenues from alcohol or tobacco products.

Although the fund generally invests in U.S. companies, the fund may invest up to
5% of its assets in securities of certain companies domiciled outside the United
States if they meet the fund's Investment Standards, including certain requirements designed specifically for non-U.S. companies. Among other things, the Investment Standards require that any such company must have a significant economic nexus to the U.S. and must be listed on the NYSE. Companies that are included in the Standard & Poor's 500 Composite Index do not count towards this
5% limit. This Index may, from time to time, include a few companies whose corporate domiciles are outside the U.S. The fund may also hold securities of
non-U.S. companies when such companies have merged with or otherwise acquired a company in which the fund held shares at the time of the merger.

The Investment Standards are periodically reviewed by the fund's board of directors, investment adviser and business manager. Although the Investment
Standards are not changed frequently, modifications may be made, with the approval of the fund's board of directors, as a result of economic, market or corporate developments. The investment adviser is required to select the

                   Washington Mutual Investors Fund -- Page 4

fund's investments exclusively from the Eligible List. The investment adviser monitors the Eligible List and makes recommendations to the board of directors of additions to, or deletions from, the Eligible List for continued compliance with the fund's Investment Standards.

It is believed that in applying the above disciplines and procedures, the fund makes available to pension and profit-sharing trustees and other fiduciaries a prudent stock investment and an assurance of continuity of investment quality which it has always been the policy of the fund to provide. However, fiduciary investment responsibility and the Prudent Investor Rule involve a mixed question of law and fact which cannot be conclusively determined in advance. Moreover, recent changes to the Prudent Investor Rule in some jurisdictions speak to an allocation of funds among a variety of investments. Therefore, each fiduciary should examine the common stock portfolio of the fund to see that it, along with other investments, meets the requirements of the specific trust. The Investment
Standards are not part of the fund's Investment Restrictions discussed below.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

The fund may not:

 1.  Purchase any security which is not legal for the investment of trust funds in the District of Columbia;

 2.  Purchase or sell real estate or commodities;

 3.  Make a purchase which would cause more than 5% of the value of the total assets of the fund to be invested in the securities of any one issuer;

 4.  Make a purchase which would cause more than 10% of the outstanding securities of any issuer to be held in the portfolio of the fund;

 5.  Invest in companies for the purpose of exercising control or management and may not invest in securities of other investment companies;

 6.  Purchase securities on margin or sell securities short;

 7.  Lend money;

 8.  Borrow money except for temporary or emergency purposes and not for investment purposes and then only from banks in an amount not exceeding at the time of borrowing

                   Washington Mutual Investors Fund -- Page 5

     10% of the fund's net assets, nor pledge or hypothecate more than 10% of its net assets and then only to secure such borrowing, provided that the fund may not purchase portfolio securities during any periods when loans amounting to 5% or more of the fund's net assets are outstanding; and

 9.  Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry. The board of directors, acting upon the recommendations of the advisory board, may from time to time establish lower limitations on the amount of investment in specific industries.

It is declared policy of the fund to maintain a fully invested position with cash equivalents not to exceed 5% of net assets after allowing for sales of portfolio securities and fund shares within thirty days and the accumulation of cash balances representing undistributed net investment income and realized capital gains.

Notwithstanding the restriction on investing in the securities of other investment companies, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by directors as permitted by the Securities and Exchange Commission.

The fund does not act as an underwriter of securities issued by others, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as the term is defined in the Securities Act of 1933.

NONFUNDAMENTAL POLICIES -- The following policy may be changed by the board of directors without shareholder approval:

The fund may not issue senior securities, except as permitted by the 1940 Act.

                   Washington Mutual Investors Fund -- Page 6

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                   NUMBER OF
 POSITION OF FUND                                              PORTFOLIOS/3/
 (YEAR FIRST ELECTED/2/ AS A       PRINCIPAL OCCUPATION(S)       OVERSEEN        OTHER DIRECTORSHIPS/4/ HELD
 DIRECTOR)                          DURING PAST FIVE YEARS      BY DIRECTOR              BY DIRECTOR
----------------------------------------------------------------------------------------------------------------

 Cyrus A. Ansary, 73              President, Investment              3         JPMorgan Value Opportunities Fund
 Chairman of the Board            Services International
 (Independent and                 Co., LLC (private
 Non-executive) and Director      investment company for
 (1983)                           various operating
                                  entities)
----------------------------------------------------------------------------------------------------------------
 Daniel J. Callahan III, 75       Vice Chairman & Treasurer,         3         JPMorgan Value Opportunities Fund
 Director (1997)                  The Morris & Gwendolyn
                                  Cafritz Foundation
----------------------------------------------------------------------------------------------------------------
 Barbara Hackman Franklin, 67     President and CEO, Barbara         1         Aetna, Inc.; The Dow Chemical
 Director (2005)                  Franklin Enterprises                         Company; GenVec, Inc.; MedImmune,
                                  (international business                      Inc.
                                  and governance consulting)
----------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 60              Private investor; former          18         JPMorgan Value Opportunities
 Director (2003)                  President, Dumbarton Group                   Fund; Swiss Helvetia Fund, Inc.
                                  LLC (consulting); former
                                  Executive Vice President -
                                  Policy and Oversight, NASD
----------------------------------------------------------------------------------------------------------------
 Edward W. Kelley, Jr., 75        Retired Governor, Federal          1         None
 Director (2002)                  Reserve Board
----------------------------------------------------------------------------------------------------------------
 James C. Miller III, 65          Senior Advisor, Blackwell          3         Clean Energy Fuels Corporation;
 Director (1992)                  Sanders Peper Martin LLP;                    JPMorgan Value Opportunities Fund
                                  former Chairman, The
                                  CapAnalysis Group, LLC
                                  (economic, financial and
                                  regulatory consulting);
                                  former Director, U.S.
                                  Office of Management and
                                  Budget
----------------------------------------------------------------------------------------------------------------
 Katherine D. Ortega, 72          Former Treasurer of the            3         JPMorgan Value Opportunities
 Director (2002)                  United States                                Fund; The Kroger Co.
----------------------------------------------------------------------------------------------------------------
 John Knox Singleton, 58          President and Chief                3         Healthcare Realty Trust, Inc.;
 Director (2001)                  Executive Officer, INOVA                     JPMorgan Value Opportunities Fund
                                  Health System
----------------------------------------------------------------------------------------------------------------

                   Washington Mutual Investors Fund -- Page 7

"INTERESTED" DIRECTORS/5,6/

                                   PRINCIPAL OCCUPATION(S)
                                   DURING PAST FIVE YEARS
 NAME, AGE AND                          AND POSITIONS            NUMBER OF
 POSITION OF FUND               HELD WITH AFFILIATED ENTITIES  PORTFOLIOS/3/
 (YEAR FIRST ELECTED/2/ AS A    OR THE PRINCIPAL UNDERWRITER     OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 DIRECTOR)                               OF THE FUND            BY DIRECTOR            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------

 James H. Lemon, Jr., 71         Chairman of the Board and           3         JPMorgan Value Opportunities
 Vice Chairman of the Board      Chief Executive Officer,                      Fund
 (1971)                          The Johnston-Lemon Group,
                                 Incorporated (financial
                                 services holding company)
-----------------------------------------------------------------------------------------------------------
 Harry J. Lister, 71             Director, Washington                1         None
 Director (1972)                 Management Corporation
-----------------------------------------------------------------------------------------------------------
 Jeffrey L. Steele, 61           President and Director,             3         JPMorgan Value Opportunities
 President and Director          Washington Management                         Fund
 (2000)                          Corporation
-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION OF FUND             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED/2/ AS      AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AN OFFICER)                     OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Michael W. Stockton, 40     Director, Senior Vice President, Secretary and
 Vice President,             Treasurer, Washington Management Corporation
 Treasurer and Assistant
 Secretary (1995)
-------------------------------------------------------------------------------
 Burton L. Raimi, 69         Vice President and General Counsel, Washington
 Secretary (2005)            Management Corporation; formerly Shareholder, law
                             offices of Burton L. Raimi, P.A. (2003-2005), and
                             McCaffrey & Raimi, P.A. (1994-2003)
-------------------------------------------------------------------------------
 Lois A. Erhard, 55          Vice President, Washington Management Corporation
 Vice President (1983)
-------------------------------------------------------------------------------
 J. Lanier Frank, 46         Assistant Vice President, Washington Management
 Assistant Vice President    Corporation
 (1997)
-------------------------------------------------------------------------------
 Jennifer L. Butler, 41      Vice President and Assistant Secretary,
 Assistant Secretary         Washington Management Corporation; former
 (2005)                      Specialist, Fund Administration, Pacific
                             Investment Management Company
-------------------------------------------------------------------------------
 Ashley L. Shaw/7/, 38       Vice President and Assistant General Counsel,
 Assistant Secretary         Washington Management Corporation
 (2000)
-------------------------------------------------------------------------------
 Curt M. Scott, 28           Assistant Vice President and Assistant Treasurer,
 Assistant Treasurer         Washington Management Corporation; former
 (2006)                      Financial Analyst, BISYS Group, Inc.
-------------------------------------------------------------------------------

/1/   The term "independent" director refers to a director who is not an "interested person" within the meaning of the 1940 Act.
/2/   Directors and officers of the fund serve until their resignation, removal or retirement.

                   Washington Mutual Investors Fund -- Page 8

/3/   Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American
      Funds Insurance Series,/(R) /which serves as the underlying investment vehicle for certain variable insurance contracts, American Funds Target Date Retirement
      Series,/SM/ Inc., which is available to investors in tax-deferred retirement plans and IRAS, and Endowments, whose shareholders are limited to certain nonprofit organizations.
/4/   This includes all directorships (other than those in the American Funds) that are held by each director as a director of a public company or a registered investment company.
/5/   "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's Business Manager, Washington Management
      Corporation.
/6/   All of the directors and officers listed are officers and/or directors/trustees of one or more other funds for which Washington Management
      Corporation serves as business manager.
/7/   Ashley L. Shaw is the daughter of James H. Lemon, Jr.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 1101 VERMONT AVENUE,
NW, WASHINGTON, DC 20005, ATTENTION: SECRETARY.

                   Washington Mutual Investors Fund -- Page 9

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2006

                                                      AGGREGATE DOLLAR RANGE/1/
                                                              OF SHARES
                                                         OWNED IN ALL FUNDS
                                                        IN THE AMERICAN FUNDS
                           DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                   SHARES OWNED                BY DIRECTOR
--------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
--------------------------------------------------------------------------------
 Cyrus A. Ansary                 Over $100,000              Over $100,000
--------------------------------------------------------------------------------
 Daniel J. Callahan III          Over $100,000              Over $100,000
--------------------------------------------------------------------------------
 Barbara Hackman                 Over $100,000              Over $100,000
 Franklin
--------------------------------------------------------------------------------
 R. Clark Hooper              $10,001 - $50,000          $50,001 - $100,000
--------------------------------------------------------------------------------
 Edward W. Kelley, Jr.          Over $100,000               Over $100,000
--------------------------------------------------------------------------------
 James C. Miller III            Over $100,000               Over $100,000
--------------------------------------------------------------------------------
 Katherine D. Ortega            Over $100,000               Over $100,000
--------------------------------------------------------------------------------
 J. Knox Singleton              Over $100,000               Over $100,000
--------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
--------------------------------------------------------------------------------
 James H. Lemon, Jr.             Over $100,000              Over $100,000
--------------------------------------------------------------------------------
 Harry J. Lister                 Over $100,000              Over $100,000
--------------------------------------------------------------------------------
 Jeffrey L. Steele               Over $100,000              Over $100,000
--------------------------------------------------------------------------------

/1/   Ownership disclosure is made using the following ranges: None; $1 - $10,000;
      $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "independent" directors include amounts owned through the deferred compensation plan described below and tied to fund performance.
/2/   "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's Business Manager, Washington Management
      Corporation.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the business manager, the investment adviser or its affiliates. The fund pays annual fees of $75,000 to independent directors, plus an annual fee of $6,000 for the audit committee chair and an annual fee of $4,000 for the proxy committee chair and standing sub-committee chairs. An independent director who is chairman of the board (an
"independent chair") also receives an additional fee of $25,000, which is paid by the fund or shared based on the relative board meeting fee if serving multiple funds.

In addition, the fund generally pays to independent directors fees of (a) $3,000 for each board of directors meeting attended and (b) $2,000 for each meeting attended as a member of a committee of the board of directors. Independent directors also receive attendance fees of $2,000 per day for each director seminar or information session organized by the investment adviser as well as for attendance at mutual fund industry related conferences and seminars.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred

                  Washington Mutual Investors Fund -- Page 10

compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED APRIL 30, 2007

                                                                                            TOTAL COMPENSATION (INCLUDING
                                                                                                        VOLUNTARILY DEFERRED
                                                                       AGGREGATE COMPENSATION              COMPENSATION/1/)
                                                                       (INCLUDING VOLUNTARILY         FROM ALL FUNDS MANAGED BY
                                                                      DEFERRED COMPENSATION/1/)    CAPITAL RESEARCH AND MANAGEMENT
                                NAME                                        FROM THE FUND            COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Cyrus A. Ansary                                                              $136,041                        $147,788
------------------------------------------------------------------------------------------------------------------------------------
 Daniel J. Callahan III                                                        103,828                         110,500
------------------------------------------------------------------------------------------------------------------------------------
 Barbara H. Franklin                                                            99,000                          99,000
------------------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper/3/                                                            101,324                         266,403
------------------------------------------------------------------------------------------------------------------------------------
 Edward W. Kelley, Jr.                                                         116,000                         116,000
------------------------------------------------------------------------------------------------------------------------------------
 James C. Miller III                                                           115,178                         124,250
------------------------------------------------------------------------------------------------------------------------------------
 Katherine D. Ortega/3/                                                        116,856                         127,500
------------------------------------------------------------------------------------------------------------------------------------
 J. Knox Singleton/3/                                                          101,428                         107,500
------------------------------------------------------------------------------------------------------------------------------------

/1/   Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors.
/2/   Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American
      Funds Insurance Series,/(R) /which serves as the underlying investment vehicle for certain variable insurance contracts, American Funds Target Date Retirement
      Series,/SM/ Inc., which is available to investors in tax-deferred retirement plans and IRAS, and Endowments, whose shareholders are limited to certain nonprofit organizations.
/3/   Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2007 fiscal year for participating directors is as follows: R. Clark Hooper
      ($149,077), Katherine D. Ortega ($282,685) and J. Knox Singleton ($630,211).
      Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Delaware
Corporation in 1952 and reincorporated in Maryland in 1990. Although the board of directors has delegated day-to-day oversight to the business manager and investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

                  Washington Mutual Investors Fund -- Page 11

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica/(R)/
account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS
The fund has an audit committee composed of five directors who are not considered "interested persons" of the fund within the meaning of the 1940 Act
("independent directors"): Cyrus A. Ansary, Daniel J. Callahan III, Edward W.
Kelley, Jr., James C. Miller III (Co-chair) and Katherine D. Ortega (Co-chair).
The function of the committee is the oversight of the Corporation's accounting and financial reporting policies. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors.

The fund has a governance committee composed of Cyrus A. Ansary (Chair) and all the other independent directors. The committee's functions include, through a contracts sub-committee, reviewing all contracts and agreements with the fund, as required by the 1940 Act and the rules thereunder. The governance committee reports its recommendations to the full board of directors. In addition, the governance committee periodically reviews such issues as the board's composition, responsibilities, committees and compensation (through a compensation sub-committee) and other relevant issues, and recommends any appropriate changes to the full board of directors. The governance committee, through a nominating sub-committee, also

                  Washington Mutual Investors Fund -- Page 12

evaluates, selects and nominates candidates for independent directors to the full board of directors. While the governance committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the governance committee of the Fund, c/o the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the governance committee.

The fund has a committee on proxy voting procedures composed of R. Clark Hooper,
Edward W. Kelley, Jr. (Chair) and Jeffrey L. Steele. The committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the fund's portfolio.

There were six board of directors meetings, nine committee meetings (six audit, two proxy and one governance committee meetings) during the fiscal year ended
April 30, 2007. All directors attended at least 75% of all board meetings and meetings of the committees of which they were members.

                  Washington Mutual Investors Fund -- Page 13

DIRECTORS EMERITUS
The board of directors has named certain retired directors of the fund to the position of director emeritus. Directors emeritus are invited to attend board meetings but do not have any of the duties or responsibilities of board members.
They may be consulted from time to time by the board, primarily with respect to their prior board experience. The chart below sets out additional information about the directors emeritus members.

                                         YEARS OF
                                          SERVICE                                 AGGREGATE
                                         WITH THE                                COMPENSATION
 NAME AND AGE                             FUND/1/    PRINCIPAL AFFILIATION     FROM THE FUND/2/
------------------------------------------------------------------------------------------------

 Stephen Hartwell, 92                       39       Chairman, Washington           none/4/
 Chairman Emeritus                                   Management Corporation
------------------------------------------------------------------------------------------------
 John A. Beck, 81                           23       Of Counsel, Reed Smith         none/4/
                                                     Hazel Thomas
------------------------------------------------------------------------------------------------
 Charles A. Bowsher,/3/ 76                   6       Retired Comptroller           $91,500
                                                     General of United
                                                     States
------------------------------------------------------------------------------------------------
 Fred J. Brinkman, 78                       10       Senior Financial               none/4/
                                                     Consultant, Washington
                                                     Management Corporation
------------------------------------------------------------------------------------------------
 T. Eugene Smith, 76                        20       President, T. Eugene          $41,500
                                                     Smith, Inc.
                                                     (real estate
                                                     consulting, planning
                                                     and development)
------------------------------------------------------------------------------------------------
 Stephen G. Yeonas, 82                      23       Chairman and Chief            $41,500
                                                     Executive Officer, The
                                                     Stephen G. Yeonas
                                                     Company
------------------------------------------------------------------------------------------------

/1/   This includes years of service as an officer, director and director emeritus.
/2/   The fund pays annual fees of $37,500 per annum to directors emeritus not affiliated with the business manager, plus $1,000 for each board meeting attended.
/3/   Mr. Bowsher served as a director until December 21, 2006.
/4/   John A. Beck, Fred J. Brinkman and Stephen Hartwell are affiliated with the fund's business manager and, accordingly, receive no remuneration from the fund.

                  Washington Mutual Investors Fund -- Page 14

ADVISORY BOARD MEMBERS

The board of directors has established an advisory board whose members are, in the judgment of the directors, highly knowledgeable about business, political or economic matters. In addition to holding meetings with the board of directors, members of the advisory board, while not participating in specific investment decisions, consult from time to time with the investment adviser, primarily with respect to industry diversification and the number of issues to be held by the fund. Members of the advisory board, however, possess no authority or responsibility with respect to the fund's investments or management. The chart below sets out additional information about the advisory board members.

                                                         NUMBER OF BOARDS
 NAME, AGE AND                                           WITHIN THE FUND
 POSITION WITH FUND          PRINCIPAL OCCUPATION(S)     COMPLEX ON WHICH     OTHER DIRECTORSHIPS HELD
 (YEAR FIRST ELECTED/1/)     DURING PAST FIVE YEARS       MEMBER SERVES               BY MEMBER
----------------------------------------------------------------------------------------------------------

 Mary K. Bush, 59          President, Bush                      1           Brady Corporation; Briggs &
 (1995)                    International Inc.                               Stratton; MGIC Investment
                           (international financial                         Corporation; Pioneer Funds;
                           advisory services)                               UAL Corporation

----------------------------------------------------------------------------------------------------------
 Louise M. Cromwell, 62    Retired Partner, Shaw                1           None
 (2001)                    Pittman LLP
----------------------------------------------------------------------------------------------------------
 C. Richard Pogue, 70      Retired Executive Vice               1           FAM Equity - Income Fund; FAM
 (2001)                    President, Investment                            Value Fund
                           Company Institute
----------------------------------------------------------------------------------------------------------
 Linda D. Rabitt, 58       President, Rand                      1           Watson Wyatt & Company
 (2001)                    Construction Corporation                         Holdings
----------------------------------------------------------------------------------------------------------
 William J. Shaw, 61       President and Chief                  1           Marriott International, Inc.
 (2001)                    Operating Officer, Marriott
                           International, Inc.
----------------------------------------------------------------------------------------------------------
 R. Clark Wadlow, 60       Partner, Sidley Austin LLP           1           None
 (2005)
----------------------------------------------------------------------------------------------------------

/1/   Advisory board members of the fund serve until their resignation, removal or retirement.

THE ADDRESS FOR ALL ADVISORY BOARD MEMBERS IS THE OFFICE OF THE FUND, 1101
VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005, ATTENTION: SECRETARY.

ADVISORY BOARD MEMBER COMPENSATION -- The fund pays fees of $8,000 per annum to advisory board members who are not affiliated with the business manager, the investment adviser, plus $3,000 for each meeting attended in conjunction with meetings with the board of directors.

                  Washington Mutual Investors Fund -- Page 15

ADVISORY BOARD MEMBER COMPENSATION PAID DURING THE FISCAL YEAR ENDED APRIL 30,
 2007

                                                                                                          TOTAL COMPENSATION
                                                                                                          (INCLUDING
                                                                                                    VOLUNTARILY DEFERRED
                                                                                                               COMPENSATION/1/)
                                                                               AGGREGATE COMPENSATION      FROM ALL FUNDS MANAGED BY
                                                                               (INCLUDING VOLUNTARILY       CAPITAL RESEARCH AND
                                                                              DEFERRED COMPENSATION/1/)          MANAGEMENT
                                    NAME                                            FROM THE FUND          COMPANY OR ITS AFFILIATES
------------------------------------------------------------------------------------------------------------------------------------

 Mary K. Bush                                                                          $14,000                     $14,000
------------------------------------------------------------------------------------------------------------------------------------
 Louise M. Cromwell/2/                                                                  14,000                      14,000
------------------------------------------------------------------------------------------------------------------------------------
 C. Richard Pogue                                                                       11,000                      11,000
------------------------------------------------------------------------------------------------------------------------------------
 Linda D. Rabbitt/2/                                                                    14,000                      14,000
------------------------------------------------------------------------------------------------------------------------------------
 William J. Shaw                                                                        14,000                      14,000
------------------------------------------------------------------------------------------------------------------------------------
 R. Clark Wadlow/2/                                                                     14,000                      14,000
------------------------------------------------------------------------------------------------------------------------------------

/1/   Amounts may be deferred by eligible advisory board members under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the advisory board member.
/2/   Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended April 30, 2007 for participating advisory board members is as follows:
      Louise M. Cromwell ($92,179), Linda Rabbitt ($74,585) and R. Clark Wadlow
      ($21,645). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Advisory Board member.

PROXY VOTING PROCEDURES AND GUIDELINES -- The fund's board of directors oversees the voting of proxies of shares held by the fund and has appointed a committee on proxy voting procedures to assist it. Members of the committees are R. Clark
Hooper, Edward W. Kelley, Jr. (Chair) and Jeffrey L. Steele. The board has authorized the president of the fund or his delegate (the "voting officer") to vote individual proxies and has approved "proxy voting procedures and policy"
(the "guidelines") which are used by the voting officer in deciding how to vote on particular matters. The guidelines provide to the voting officer guidance on how to vote on a variety of matters that are often the subject of shareholder voting. The guidelines are not intended to be rigid rules and each matter is to be considered on a case-by-case basis and voted in the manner that the voting officer determines to be in the best interests of the fund and its shareholders.

The guidelines provide that generally the voting officer should vote against (a)
defensive anti-takeover measures, (b) staggered boards of directors, (c)
measures calling for the creation of special classes of shares with extra voting power and (d) proposals that provide, in the judgment of the voting officer, for excessive compensation for directors and officers including stock option plans that may cause excessive dilution to shareholders. The guidelines also provide that the voting officer should vote in favor of proposals to expense stock options for financial reporting purposes.

The guidelines provide that the voting officer should assess on a case-by-case basis shareholder proposals relating to a wide range of social or political issues, weighing the impact of such proposals upon the company's shareholders.
Finally, the guidelines provide, as a general policy matter, that the voting officer should vote in support of corporate management on routine, non-controversial matters, but that the voting officer should exercise care in reviewing routine matters to assure that the matter to be voted upon does not give rise to issues that may call into question whether a vote in support of management is in the best interests of the fund and its shareholders.

                  Washington Mutual Investors Fund -- Page 16

If the voting officer is aware of any conflict of interest between the interests of fund shareholders, on the one hand, and the interests of the fund's investment adviser or any affiliated person of the fund or its adviser, on the other hand, the voting officer will discuss and resolve that conflict of interest with a member of the committee on proxy voting procedures.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year, will be available on or about September 1 of each year, (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at americanfunds.com or (c) on the SEC's website at sec.gov.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on June 1, 2007. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        14.70%
 201 Progress Parkway                                Class B         7.37
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class B         7.38
 333 W. 34th Street, 7th Floor                       Class C        15.92
 New York, NY 10001-2402                             Class F         8.10
----------------------------------------------------------------------------
 MLPF&S                                              Class B         6.52
 4800 Deer Lake Drive East, Floor 2                  Class C        17.30
 Jacksonville, FL 32246-6484                         Class R-5      10.61
----------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                          Class F         9.82
 101 Montgomery Street                               Class R-4       8.22
 San Francisco, CA 94104-4151
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class R-1      22.48
 P.O. Box 2999                                       Class R-3       6.18
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING Life Insurance & Annuity                        Class R-3      11.08
 151 Farmington Avenue, TN41                         Class R-4      10.41
 Hartford, CT 06156-0001
----------------------------------------------------------------------------
 John Hancock Life Insurance Co., USA                Class R-3       9.38
 601 Congress Street
 Boston, MA 02210-2804
----------------------------------------------------------------------------
 Great-West Life & Annuity Ins. Co.                  Class R-3       5.14
 8515 E. Orchard Road, #2T2
 Greenwood Village, CO 80111-5002
----------------------------------------------------------------------------
 Fidelity Investments Institutional Operations Co.   Class R-4       5.79
 100 Magellan Way                                    Class R-5      13.25
 Covington, KY 41015-1999
----------------------------------------------------------------------------
 JP Morgan Chase                                     Class R-4       5.03
 9300 Ward Parkway
 Kansas City, MO 64114-3317
----------------------------------------------------------------------------
 Mercer Trust Company                                Class R-5      10.35
 1 Investors Way
 Norwood, MA 02062-1599
----------------------------------------------------------------------------
 CGTC                                                Class R-5       6.87
 400 S. Hope Street, 22nd Floor
 Los Angeles, CA 90071-2801
----------------------------------------------------------------------------

                  Washington Mutual Investors Fund -- Page 17

BUSINESS MANAGER -- Since its inception, the fund has operated under a Business
Management Agreement with Washington Management Corporation or its predecessors.
The business manager maintains its principal business address at 1101 Vermont
Avenue, NW, Washington, DC 20005.

The business manager provides services necessary to carry on the fund's general administrative and corporate affairs, and is responsible for monitoring the various services and operations of the fund. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund's service providers, including custodian operations, shareholder services and fund share distribution functions, and includes the provision of all executive personnel, clerical staff, office space and equipment, and certain accounting and record keeping facilities. The business manager provides similar services to other mutual funds.

The fund pays all expenses not specifically assumed by the business manager, including but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; expenses of shareholders' meetings; taxes; insurance; expenses of the issuance, sale
(including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund's plans of distribution; fees and expense reimbursements paid to directors and advisory board members; association dues; and costs of stationery and forms prepared exclusively for the fund.

The business manager has agreed to pay to the fund annually, immediately after the fiscal year end, the amount by which the total expenses of the fund for any particular fiscal year exceed an amount equal to 1% of the average net assets of the fund for the year. No such reimbursement was necessary in fiscal 2007. The expense limitation described above shall apply only to Class A shares issued by the fund and shall not apply to any other class(es) of shares the fund may issue. Any new class(es) of shares issued by the fund will not be subject to an expense limitation. However, notwithstanding the foregoing, to the extent the business manager is required to reduce its management fee due to the expenses of the Class A shares exceeding the stated limit, the reduction in the management fee will reduce the fund's management fee expense similarly for all other classes of shares of the fund. Out of its own resources, the business manager makes payments to the investment adviser for performing various accounting services for the fund and the American Funds Tax-Exempt Series I. The amount paid to the investment adviser may be found in the most recent shareholder report. The business manager also makes payments to support compensation paid to dealers (for additional information, see "Other Compensation to Dealers" below).
The amount of these payments to support dealer compensation were

                  Washington Mutual Investors Fund -- Page 18

approximately $2.7 million for the year ended December 31, 2006. The business manager receives a monthly fee, accrued daily, at the annual rate of 0.175% of the first $3 billion of the fund's net assets, 0.15% of net assets in excess of
$3 billion but not exceeding $5 billion, 0.135% of net assets in excess of $5 billion but not exceeding $8 billion, 0.12% of net assets in excess of $8 billion but not exceeding $12 billion, 0.095% of net assets in excess of $12 billion but not exceeding $21 billion, 0.075% of net assets in excess of $21 billion but not exceeding $34 billion, 0.06% of net assets in excess of $34 billion but not exceeding $44 billion, 0.05% of net assets in excess of $44 billion but not exceeding $55 billion, 0.04% of net assets in excess of $55 billion but not exceeding $67 billion, and 0.035% of net assets in excess of $67 billion but not exceeding $77 billion and 0.03% of net assets in excess of $77 billion.

For the fiscal years ended April 30, 2007, 2006 and 2005, the business manager was entitled to receive from the fund fees of $56,603,000, $55,215,000 and
$53,358,000, respectively. After giving effect to the business manager fee waiver described below, the fund paid the business manager $50,942,000 (a reduction of $5,661,000), $49,693,000 (a reduction of $5,522,000) and
$51,342,000 (a reduction of $2,016,000) for the fiscal years ended  April 30,
2007, 2006 and 2005, respectively.

The current Business Management Agreement, unless sooner terminated, will continue in effect until August 31, 2007 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(b) the vote of a majority of directors who are not parties to the Business
Management Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Business Management Agreement provides that the business manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Business
Management Agreement. The Business Management Agreement also provides that either party has the right to terminate it, without penalty, upon sixty (60)
days' written notice to the other party and that the Business Management
Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The business manager has established a charitable foundation, The Washington
Management Corporation Foundation, which makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Internal Revenue Code.
Directors, directors emeriti, advisory board members and officers of the fund, as well as all employees of the business manager and its affiliates, may participate in a gift matching program sponsored by the foundation.

For the period from September 1, 2004 until March 31, 2005, the business manager agreed to waive 5% of the fees that it is otherwise entitled to receive under the Business Management Agreement. Beginning April 1, 2005, this waiver increased to 10% of the fees that the business manager is otherwise entitled to receive. As a result of this waiver, fees are reduced similarly for all classes of shares of the fund.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 135 South

                  Washington Mutual Investors Fund -- Page 19

State College Boulevard, Brea, CA 92821. It is a wholly owned subsidiary of The
Capital Group Companies, Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the
American Funds through two divisions. These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by
Capital Research and Management Company.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which Washington Mutual Investors
Fund portfolio counselors are measured include: S&P 500, the securities that are eligible to be purchased by the fund and Lipper Growth and Income Funds Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                  Washington Mutual Investors Fund -- Page 20

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF APRIL 30, 2007:

                                          NUMBER             NUMBER
                                         OF OTHER           OF OTHER          NUMBER
                                        REGISTERED           POOLED          OF OTHER
                                        INVESTMENT         INVESTMENT        ACCOUNTS
                                     COMPANIES (RICS)   VEHICLES (PIVS)        THAT
                                           THAT               THAT           PORTFOLIO
                                        PORTFOLIO          PORTFOLIO         COUNSELOR
                      DOLLAR RANGE      COUNSELOR          COUNSELOR          MANAGES
                        OF FUND          MANAGES            MANAGES         (ASSETS OF
     PORTFOLIO           SHARES      (ASSETS OF RICS    (ASSETS OF PIVS   OTHER ACCOUNTS
     COUNSELOR          OWNED/1/     IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
-------------------------------------------------------------------------------------------

 Stephen E. Bepler     $500,001 -      2       $204.4      1      $0.09         None
                       $1,000,000
--------------------------------------------------------------------------------------------
 Alan  N. Berro           Over         3       $156.7         None              None
                       $1,000,000
--------------------------------------------------------------------------------------------
 James K. Dunton          Over         2       $118.4         None              None
                       $1,000,000
--------------------------------------------------------------------------------------------
 J. Dale Harvey        $100,001 -      4       $234.2         None              None
                        $500,000
--------------------------------------------------------------------------------------------
 Gregory D. Johnson    $100,001 -      2       $ 59.0         None              None
                        $500,000
--------------------------------------------------------------------------------------------
 Robert G.             $100,001 -      2       $ 59.0         None              None
 O'Donnell              $500,000
--------------------------------------------------------------------------------------------
 James F.                 Over         1       $176.7         None              None
 Rothenberg            $1,000,000
--------------------------------------------------------------------------------------------

/1/   Ownership disclosure is made using the following ranges: None; $1 - $10,000;
      $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
      $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/   Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
/3/   Represents funds advised or sub-advised by Capital Research and Management
      Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
      Group International, Inc., an affiliate of Capital Research and Management
      Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
/4/   Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AGREEMENT -- The Investment Advisory Agreement (the
"Agreement") between the fund and the investment adviser will continue in effect until August 31, 2007, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority
(as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The
Agreement provides that the investment adviser has no liability

                  Washington Mutual Investors Fund -- Page 21

to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon
60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

In considering the renewal of the Agreement each year, the governance committee, sitting as the contracts subcommittee, of the board of directors evaluates information from several sources, including information provided by the business manager and investment adviser in accordance with Section 15(c) of the 1940 Act and presents its recommendations to the full board of directors.

That information typically relates to: the nature, extent and quality of the investment adviser's services; the fund's investment results on an absolute basis and as compared with various indices and peer funds; the fund's advisory fee and other expenses on absolute basis and as compared with various indices and peer funds, as well as other funds advised by the investment adviser;
financial information concerning the investment adviser, including profitability comparisons with certain publicly-held mutual fund managers; information with respect to the sharing of economies of scale; compliance and regulatory matters;
fees charged by the investment adviser's affiliates to institutional clients;
and investment adviser compliance, regulatory and personnel matters. In preparation for its most recent meeting, the committee reviewed such information in advance. At the meeting, the members of the committee discussed the information with representatives of the investment adviser, posed questions, requested additional information concerning various matters and consulted in executive session with independent counsel to the fund's independent directors.

The investment adviser manages the investment portfolio of the fund subject to the policies established by the board of directors and places orders for the fund's portfolio securities transactions. As compensation for its services, the investment adviser receives a monthly fee, accrued daily, at the annual rate of
0.225% of the first $3 billion of the fund's net assets, 0.21% of net assets in excess of $3 billion but not exceeding $8 billion, 0.20% of net assets in excess of $8 billion but not exceeding $21 billion, 0.195% of net assets in excess of
$21 billion but not exceeding $34 billion, 0.19% of net assets in excess of $34 billion but not exceeding $55 billion, 0.185% of net assets in excess of $55 billion but not exceeding $71 billion, 0.18% of net assets in excess of $71 billion but not exceeding $89 billion and 0.177% of net assets in excess of $89 billion.

For the fiscal years ended April 30, 2007, 2006 and 2005, the investment adviser was entitled to receive from the fund management fees of $157,426,000,
$149,186,000 and $139,427,000, respectively. After giving effect to the management fee waivers/expense reimbursements described below, the fund paid the investment adviser management fees of $141,683,000 (a reduction of $15,743,000)
$134,267,000 (a reduction of $14,919,000) and $134,092,000 (a reduction of
$5,335,000) for the fiscal years ended April 30, 2007, 2006 and 2005, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive. As a result of this waiver, management fees are reduced similarly for all classes of shares of the fund.

                  Washington Mutual Investors Fund -- Page 22

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until August
31, 2007, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company, the fund's
Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1 and R-2 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative
Agreement that would otherwise have been paid by the fund. For the year ended
April 30, 2007, the total fees paid by the investment adviser were $298,000.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.
The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and
529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule contained in a Shareholder Services Agreement between the fund and
American Funds Service Company.

During the 2007 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                             ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------

               CLASS C                               $4,755,000
------------------------------------------------------------------------------
               CLASS F                                2,788,000
------------------------------------------------------------------------------
             CLASS 529-A                                861,000
------------------------------------------------------------------------------
             CLASS 529-B                                206,000
------------------------------------------------------------------------------
             CLASS 529-C                             $  333,000
------------------------------------------------------------------------------
             CLASS 529-E                                 47,000
------------------------------------------------------------------------------
             CLASS 529-F                                 36,000
------------------------------------------------------------------------------
              CLASS R-1                                  91,000
------------------------------------------------------------------------------
              CLASS R-2                               3,945,000
------------------------------------------------------------------------------
              CLASS R-3                               3,775,000
------------------------------------------------------------------------------
              CLASS R-4                               1,557,000
------------------------------------------------------------------------------
              CLASS R-5                               1,001,000
------------------------------------------------------------------------------

                  Washington Mutual Investors Fund -- Page 23

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 15370
Barranca Parkway, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX
78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin
Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the fund's shares. For
Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and
529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares.
For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class
529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

                  Washington Mutual Investors Fund -- Page 24

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2007            $16,591,000        $ 72,726,000
                                                  2006             17,586,000          77,974,000
                                                  2005             25,945,000         117,358,000
                 CLASS B                          2007                904,000           5,273,000
                                                  2006              1,113,000           6,995,000
                                                  2005              2,494,000          16,201,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2007                570,000           3,717,000
                                                  2006              1,648,000           3,867,000
                                                  2005              2,634,000           7,149,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2007                950,000           4,414,000
                                                  2006                978,000           4,625,000
                                                  2005              1,197,000           5,756,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2007                 96,000             589,000
                                                  2006                127,000             742,000
                                                  2005                244,000           1,360,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2007                 15,000             555,000
                                                  2006                 68,000             583,000
                                                  2005                 73,000             674,000
-----------------------------------------------------------------------------------------------------

The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential
benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; and benefits to

                  Washington Mutual Investors Fund -- Page 25

the investment process from growth or stability of assets. The selection and nomination of independent directors are committed to the discretion of the independent directors during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the board of directors.

Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares, up to
0.50% of the average daily net assets attributable to Class 529-A shares; (c)
for Class B and 529-B shares, up to 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and
529-C shares, up to 1.00% of the average daily net assets attributable to Class
C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and
529-F shares, up to 0.50% of the average daily net assets attributable to Class
F and 529-F shares, respectively; (g) for Class R-1 shares, up to 1.00% of the average daily net assets attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of the average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from
Class R-5 share assets.

For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class
A and 529-A 12b-1 limit, after reimbursement for paying service-related expenses, is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with
$50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided the amount recovered does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

For Class B and 529-B shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C and 529-C shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class 529-E shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25%

                  Washington Mutual Investors Fund -- Page 26

is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class F and 529-F shares: currently up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

For Class R-1 shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.

For Class R-2 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-3 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-4 shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

As of the end of the 2007 fiscal year, total 12b-1 expenses, and the portion of the expenses that remained unpaid, were:

                                                                    12B-1 UNPAID LIABILITY
                                             12B-1 EXPENSES              OUTSTANDING
--------------------------------------------------------------------------------------------

               CLASS A                        $158,964,000               $27,194,000
--------------------------------------------------------------------------------------------
               CLASS B                          31,025,000                 3,358,000
--------------------------------------------------------------------------------------------
               CLASS C                          32,133,000                 5,666,000
--------------------------------------------------------------------------------------------
               CLASS F                           7,137,000                 1,296,000
--------------------------------------------------------------------------------------------
             CLASS 529-A                         1,925,000                   381,000
--------------------------------------------------------------------------------------------
             CLASS 529-B                         1,947,000                   223,000
--------------------------------------------------------------------------------------------
             CLASS 529-C                         3,244,000                   622,000
--------------------------------------------------------------------------------------------
             CLASS 529-E                           260,000                    49,000
--------------------------------------------------------------------------------------------
             CLASS 529-F                                 0                         0
--------------------------------------------------------------------------------------------
              CLASS R-1                            563,000                   117,000
--------------------------------------------------------------------------------------------
              CLASS R-2                          6,617,000                 1,204,000
--------------------------------------------------------------------------------------------
              CLASS R-3                         10,049,000                 1,805,000
--------------------------------------------------------------------------------------------
              CLASS R-4                          2,614,000                   501,000
--------------------------------------------------------------------------------------------

                  Washington Mutual Investors Fund -- Page 27

OTHER COMPENSATION TO DEALERS -- As of January 2007, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group:
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK/Janney Montgomery Group:
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.:
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     InterSecurities/Transamerica:
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     J.J.B. Hilliard/PNC Bank:
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Brokerage Corp.
          PNC Investments LLC
     Lincoln Financial Advisors Corporation:
          Lincoln Financial Advisors Corporation
          Jefferson Pilot Securities Corporation
     LPL Financial Services:
          Linsco/Private Ledger Corp.
          Uvest Investment Services
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises:
          Metlife Securities Inc.
          Tower Square Securities
          New England Securities
          Walnut Street Securities, Inc.

                  Washington Mutual Investors Fund -- Page 28

     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW Inc.
     National Planning Holdings Inc.:
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Pacific Select Distributors Inc.:
          Associated Securities Corp.
          Contemporary Financial Solutions, Inc.
          M.L. Stern & Co., LLC
          Mutual Service Corporation
          Sorrento Pacific Financial, LLC
          United Planners' Financial Services of America
          Waterstone Financial Group, Inc.
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group:
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian/C.R.I.:
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     First Clearing LLC
     Wells Fargo Investments, L.L.C.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended
April 30, 2007, 2006 and 2005 amounted to $42,220,000, $18,674,000 and
$20,255,000. With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The increase in commissions paid in 2007 from 2006 and 2005 was primarily due to a large

                  Washington Mutual Investors Fund -- Page 29

principal program transaction executed by the fund in fiscal year ended April
30, 2007, which allowed the fund to trade in excess of $2.2 billion of securities at pre-negotiated prices.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Citigroup Global Markets Inc., J.P. Morgan Securities
Inc. and Wachovia Securities LLC. As of the fund's most recent fiscal year-end, the fund held equity securities of Citigroup Inc. in the amount of $2,314,829, and Wachovia Corp. in the amount of $919,187 and debt and equity securities of
JPMorgan Chase & Co. in the aggregate amount of $1,936,559.

During fiscal years 2007, 2006 and 2005 Johnston, Lemon & Co. Incorporated received no commissions for executing portfolio transactions for the fund.
Johnston, Lemon & Co. Incorporated will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
The fund's business manager, custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.

                  Washington Mutual Investors Fund -- Page 30

Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements)
that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the NYSE, each day the NYSE is open. If, for example, the NYSE closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m.
New York time. The NYSE is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King,

                  Washington Mutual Investors Fund -- Page 31

Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor
Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds advised by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3:00 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably

                  Washington Mutual Investors Fund -- Page 32

expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

                  Washington Mutual Investors Fund -- Page 33

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the

                  Washington Mutual Investors Fund -- Page 34

     value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

                  Washington Mutual Investors Fund -- Page 35

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are generally taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

                  Washington Mutual Investors Fund -- Page 36

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                  Washington Mutual Investors Fund -- Page 37

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE PROGRAM
DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO
THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN
SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION
REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

                  Washington Mutual Investors Fund -- Page 38

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

                  Washington Mutual Investors Fund -- Page 39

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and statement of additional information.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America to Class B or C shares of Intermediate
Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America and
Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share

                  Washington Mutual Investors Fund -- Page 40

redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     AUTOMATIC CONVERSIONS -- As described more fully in the prospectus, Class
     B, 529-B and C shares automatically convert to Class A, 529-A and F shares, respectively, after a certain period from the purchase date.

     MOVING FROM CLASS B TO CLASS A SHARES -- Under the right of reinvestment policy as described in the prospectus, if you redeem Class B shares during the contingent deferred sales charge period, you may reinvest the proceeds in Class A shares without paying a Class A sales charge if you notify
     American Funds Service Company and the reinvestment occurs within 90 days after the date of redemption and is made into the same account from which you redeemed the shares. If you redeem your Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase
     Class A shares, you are responsible for paying any applicable Class A sales charges.

     MOVING FROM CLASS C TO CLASS A SHARES -- If you redeem Class C shares and with the redemption proceeds purchase Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     MOVING FROM CLASS C TO CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to redeem your Class C shares and with the redemption proceeds purchase Class F shares for the program, you are still responsible for paying any applicable Class C contingent deferred sales charge.

     MOVING FROM CLASS F TO CLASS A SHARES -- You can redeem Class F shares held in a qualified fee-based program and with the redemption proceeds purchase
     Class A shares without paying an initial Class A sales charge if all of the following are met: (a) you are leaving or have left the fee-based program,
     (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company and purchase the Class A shares within 90 days after redeeming the Class F shares.

     MOVING FROM CLASS A TO CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to redeem your Class A shares and with the redemption proceeds purchase Class F shares for the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     MOVING FROM CLASS A TO CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may redeem its shares and purchase Class R shares with the redemption proceeds. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the transaction is not described in this statement of additional information, please contact American Funds
     Service Company at 800/421-0180 for information on the transaction.

     NON-REPORTABLE TRANSACTIONS -- As described above, automatic conversions will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529

                  Washington Mutual Investors Fund -- Page 41

     share class and a non-529 share class or vice versa, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses,

                  Washington Mutual Investors Fund -- Page 42

          children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

                  Washington Mutual Investors Fund -- Page 43

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments
(other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments and are not annually reset. For certain tax-exempt accounts opened prior to September 1,
1969, sales charges and dealer commissions, as a percent of offering price, are respectively 3% and 2.5% (under $50,000); 2.5% and 2.0% ($50,000 but less than
$100,000); 2.0% and 1.5% ($100,000 but less than $250,000) and 1.5% and 1.25%
($250,000 but less than $1 million).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the

                  Washington Mutual Investors Fund -- Page 44

     shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate at that time. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.
     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .
          trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

                  Washington Mutual Investors Fund -- Page 45

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.
     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of
     (a) the current value of your existing holdings (the "market value") or (b)
     the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may

                  Washington Mutual Investors Fund -- Page 46

     not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.
     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B or 529-B shares if your combined American
     Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).
     .    Redemptions through an automatic withdrawal plan (AWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each AWP payment, assets that are not subject to a CDSC, such as appreciation

                  Washington Mutual Investors Fund -- Page 47

          on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
          Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National
Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

                  Washington Mutual Investors Fund -- Page 48

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within
30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

                  Washington Mutual Investors Fund -- Page 49

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The
Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund

                  Washington Mutual Investors Fund -- Page 50

numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's board of directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                  Washington Mutual Investors Fund -- Page 51

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S.
branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American
Funds Service Company was paid a fee of $52,469,000 for Class A shares and
$2,547,000 for Class B shares for the 2007 fiscal year. American Funds Service
Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital
Research and Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Dechert LLP, 1775 I Street, NW, Washington DC
20006, serves as counsel to the fund and to independent directors in their capacities as such. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on April 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder

                  Washington Mutual Investors Fund -- Page 52

reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- The fund, Washington Management Corporation and Capital
Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On
August 30, 2006, the NASD Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. The Principal Underwriter has appealed this decision to the NASD's National Adjudicatory Council.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General subsequently appealed the Superior Court's decision to California's Court of
Appeal for the Second Appellate District. On January 26, 2007, the Court of
Appeal issued a ruling allowing the California Attorney General to proceed with his civil action.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of
California, relating to these matters. The investment adviser believes that these suits are without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website
(americanfunds.com) under "American Funds regulatory matters."

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements including the investment portfolio
and the report of the fund's independent registered public accounting firm contained in the annual report are

                  Washington Mutual Investors Fund -- Page 53

included in this statement of additional information. The following information on fund numbers is not included in the annual report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- APRIL 30, 2007

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $36.55
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $38.78

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
Short-Term Bond Fund of America/SM/  . . . . . . . . . . . . .     048      248      348       448
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                  Washington Mutual Investors Fund -- Page 54

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
Short-Term Bond Fund of America    1048     1248     1348     1548      1448
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America. . .    2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                  Washington Mutual Investors Fund -- Page 55

                                               FUND NUMBERS
                              -------------------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                          CLASS A   R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES
American Funds 2050 Target
Date Retirement Fund  . . .     069     2169    2269    2369    2469     2569
American Funds 2045 Target
Date Retirement Fund  . . .     068     2168    2268    2368    2468     2568
American Funds 2040 Target
Date Retirement Fund  . . .     067     2167    2267    2367    2467     2567
American Funds 2035 Target
Date Retirement Fund  . . .     066     2166    2266    2366    2466     2566
American Funds 2030 Target
Date Retirement Fund  . . .     065     2165    2265    2365    2465     2565
American Funds 2025 Target
Date Retirement Fund  . . .     064     2164    2264    2364    2464     2564
American Funds 2020 Target
Date Retirement Fund  . . .     063     2163    2263    2363    2463     2563
American Funds 2015 Target
Date Retirement Fund  . . .     062     2162    2262    2362    2462     2562
American Funds 2010 Target
Date Retirement Fund  . . .     061     2161    2261    2361    2461     2561

                  Washington Mutual Investors Fund -- Page 56

Investment portfolio April 30, 2007

 Industry sector holdings
Percent of net assets
Ten largest holdings
Percent of net assets

 Financials
19.82%
AT&T
3.77%

 Industrials
13.42
General Electric
3.62

 Health care
12.86
Chevron
3.44

 Energy
11.45
ExxonMobil
2.84

 Information technology
7.98
Citigroup
2.63

 Consumer discretionary
7.94
IBM
2.19

 Consumer staples
7.24
JPMorgan Chase
2.17

 Telecommunication services
5.97
United Parcel Service
1.98

 Utilities
5.28
Fannie Mae
1.91

 Materials
3.60
Merck
1.85

 Miscellaneous
.76

 Short-term securities & other assets less liabilities
3.68

Common stocks — 96.32%	Shares
Market value (000)
Percent of net assets

 Energy — 11.45%

 Apache Corp.
4,000,000
$ 290,000
.33%

 Baker Hughes Inc.
4,670,000
375,422
.43

 Chevron Corp.
39,029,800
3,036,128
3.44

 ConocoPhillips
12,800,000
887,680
1.01

 EOG Resources, Inc.
7,005,000
514,447
.58

 Exxon Mobil Corp.
31,515,000
2,501,661
2.84

 Halliburton Co.
5,830,000
185,219
.21

 Marathon Oil Corp.
12,562,612
1,275,733
1.45

 Schlumberger Ltd.
13,918,702
1,027,618
1.16

10,093,908
11.45

 Materials — 3.60%

 Air Products and Chemicals, Inc.
4,000,000
306,000
.35

 Alcoa Inc.
19,415,200
689,046
.78

 E.I. du Pont de Nemours and Co.
14,900,000
732,633
.83

 MeadWestvaco Corp.
1,200,000
40,032
.04

 Newmont Mining Corp.
4,600,000
191,820
.22

 PPG Industries, Inc.
6,374,700
469,050
.53

 Weyerhaeuser Co.
9,450,000
748,629
.85

3,177,210
3.60

 Industrials — 13.42%

 3M Co.
3,500,000
289,695
.33

 Avery Dennison Corp.
270,300
16,813
.02

 Boeing Co.
9,000,000
837,000
.95

 Caterpillar Inc.
7,850,000
570,067
.65

 Deere & Co.
4,600,000
503,240
.57

 Eaton Corp.
1,200,000
107,052
.12

 Emerson Electric Co.
3,400,000
159,766
.18

 General Dynamics Corp.
2,950,000
231,575
.26

 General Electric Co.
86,680,000
3,195,025
3.62

 Illinois Tool Works Inc.
7,100,000
364,301
.41

 Ingersoll-Rand Co. Ltd., Class A
3,400,000
151,810
.17

 Lockheed Martin Corp.
3,650,000
350,911
.40

 Northrop Grumman Corp.
13,500,000
994,140
1.13

 Pitney Bowes Inc.
4,000,000
192,000
.22

 R.R. Donnelley & Sons Co.
4,150,000
166,830
.19

 Raytheon Co.
3,000,000
160,620
.18

 Southwest Airlines Co.
10,500,000
150,675
.17

 Tyco International Ltd.
17,695,000
577,388
.65

 Union Pacific Corp.
1,400,000
159,950
.18

 United Parcel Service, Inc., Class B
24,772,900
1,744,755
1.98

 United Technologies Corp.
13,605,000
913,303
1.04

11,836,916
13.42

 Consumer discretionary — 7.94%

 Best Buy Co., Inc.
12,395,000
578,227
.65

 Carnival Corp., units
15,012,900
733,981
.83

 Gannett Co., Inc.
3,250,000
185,445
.21

 Harley-Davidson, Inc.
3,800,000
240,616
.27

 Home Depot, Inc.
8,300,000
314,321
.36

 Johnson Controls, Inc.
6,279,400
642,571
.73

 Limited Brands, Inc.
17,562,100
484,187
.55

 Lowe’s Companies, Inc.
52,800,000
1,613,568
1.83

 McDonald’s Corp.
7,000,000
337,960
.38

 ServiceMaster Co.
11,900,000
183,141
.21

 Target Corp.
20,285,000
1,204,320
1.37

 TJX Companies, Inc.
5,300,000
147,817
.17

 VF Corp.
3,800,000
333,678
.38

6,999,832
7.94

 Consumer staples — 7.24%

 Avon Products, Inc.
14,190,000
564,762
.64

 Coca-Cola Co.
24,385,600
1,272,684
1.44

 ConAgra Foods, Inc.
4,400,000
108,152
.12

 General Mills, Inc.
2,000,000
119,800
.14

 H.J. Heinz Co.
2,270,000
106,940
.12

 Kellogg Co.
5,000,000
264,550
.30%

 Kimberly-Clark Corp.
8,300,000
590,711
.67

 PepsiCo, Inc.
18,002,500
1,189,785
1.35

 Procter & Gamble Co.
4,843,100
311,460
.35

 SYSCO Corp.
4,500,000
147,330
.17

 Unilever NV (New York registered)
4,000,000
122,000
.14

 Walgreen Co.
7,300,000
320,470
.36

 Wal-Mart Stores, Inc.
20,022,300
959,469
1.09

 Wm. Wrigley Jr. Co.
5,154,100
303,473
.35

6,381,586
7.24

 Health care — 12.86%

 Abbott Laboratories
23,820,000
1,348,688
1.5

 Aetna Inc.
4,965,000
232,759
.26

 Amgen Inc.1
8,026,000
514,788
.58

 Bristol-Myers Squibb Co.
53,295,000
1,538,094
1.75

 Cardinal Health, Inc.
7,750,000
542,113
.62

 CIGNA Corp.
1,090,000
169,593
.19

 Eli Lilly and Co.
24,745,000
1,463,172
1.66

 Johnson & Johnson
11,550,000
741,741
.84

 McKesson Corp.
2,500,000
147,075
.17

 Medtronic, Inc.
13,050,000
690,737
.78

 Merck & Co., Inc.
31,760,000
1,633,734
1.85

 Pfizer Inc
37,880,500
1,002,318
1.14

 Wyeth
23,644,600
1,312,275
1.49

11,337,087
12.86

 Financials — 19.82%

 AFLAC Inc.
3,505,000
179,947
.20

 Allstate Corp.
6,150,000
383,268
.43

 American International Group, Inc.
12,326,600
861,753
.98

 Aon Corp.
3,150,000
122,062
.14

 Bank of America Corp.
30,230,000
1,538,707
1.74

 Bank of New York Co., Inc.
19,770,000
800,290
.91

 Citigroup Inc.
43,171,000
2,314,829
2.63

 Fannie Mae
28,607,700
1,685,566
1.91

 Fifth Third Bancorp
4,850,000
196,861
.22

 Freddie Mac
11,540,000
747,561
.85

 HSBC Holdings PLC (ADR)
5,172,000
477,686
.54

 JPMorgan Chase & Co.
36,720,000
1,913,112
2.17

 Lincoln National Corp.
6,050,000
430,458
.49

 Marsh & McLennan Companies, Inc.
22,522,900
715,327
.81

 State Street Corp.
1,500,000
103,305
.12

 SunTrust Banks, Inc.
800,000
67,536
.08

 Travelers Companies, Inc.
3,000,000
162,300
.18

 U.S. Bancorp
21,400,000
735,090
.83%

 Wachovia Corp.
16,550,000
919,187
1.04

 Washington Mutual, Inc.
32,950,000
1,383,241
1.57

 Wells Fargo & Co.
41,460,000
1,487,999
1.69

 XL Capital Ltd., Class A
3,232,300
252,055
.29

17,478,140
19.82

 Information technology — 7.98%

 Dell Inc.1
3,300,000
83,193
.09

 Hewlett-Packard Co.
23,285,000
981,230
1.11

 Intel Corp.
40,250,000
865,375
.98

 International Business Machines Corp.
18,875,000
1,929,214
2.19

 Linear Technology Corp.
8,165,000
305,534
.35

 Maxim Integrated Products, Inc.
4,000,000
126,880
.14

 Microsoft Corp.
51,140,000
1,531,132
1.74

 Oracle Corp.1
37,191,943
699,208
.79

 Texas Instruments Inc.
15,035,300
516,763
.59

7,038,529
7.98

 Telecommunication services — 5.97%

 AT&T Inc.
85,946,587
3,327,852
3.77

 Sprint Nextel Corp., Series I
52,189,360
1,045,353
1.18

 Verizon Communications Inc.
23,470,000
896,084
1.02

5,269,289
5.97

 Utilities — 5.28%

 Ameren Corp.
3,368,800
177,098
.20

 American Electric Power Co., Inc.
7,100,000
356,562
.40

 Constellation Energy Group, Inc.
2,250,000
200,520
.23

 Dominion Resources, Inc.
7,375,600
672,655
.76

 Duke Energy Corp.
2,500,000
51,300
.06

 Entergy Corp.
3,717,700
420,621
.48

 Exelon Corp.
16,870,000
1,272,167
1.44

 FPL Group, Inc.
4,000,000
257,480
.29

 NiSource Inc.
2,500,000
61,475
.07

 PPL Corp.
4,800,000
209,328
.24

 Progress Energy, Inc.
1,150,000
58,132
.07

 Public Service Enterprise Group Inc.
6,450,000
557,602
.63

 Southern Co.
7,000,000
264,530
.30

 Xcel Energy Inc.
4,000,000
96,360
.11

4,655,830
5.28

 Miscellaneous — 0.76%

 Other common stocks in initial period of acquisition
668,778
.76

 Total common stocks (cost: $57,951,337,000)
84,937,105
96.32

Short-term securities — 4.00%	Principal amount (000)
Market value (000)
Percent of net assets

 3M Co. 5.18%–5.20% due 5/29/2007
$ 77,700
$ 77,377
.09%

 Abbott Laboratories 5.22%–5.24% due 5/1–6/1/20072
156,000
155,565
.18

 American Express Credit Corp. 5.21% due 5/25/2007
25,000
24,913
.03

 Atlantic Industries 5.18% due 5/30/20072
45,000
44,809
.17

 Coca-Cola Co. 5.18%–5.21% due 5/11–6/27/20072
102,800
102,423

 Bank of America Corp. 5.235% due 5/9–5/29/2007
65,300
65,122
.21

 Ranger Funding Co. LLC 5.25%–5.26% due 5/24–6/11/20072
124,800
124,211

 Becton, Dickinson and Co. 5.20% due 6/7/2007
12,400
12,332
.01

 Caterpillar Financial Services Corp. 5.21% due 5/7/2007
20,000
19,980
.02

 CIT Group, Inc. 5.22%–5.25% due 5/11–7/6/20072
100,100
99,282
.11

 Citigroup Funding Inc. 5.24% due 7/11/2007
76,400
75,611
.09

 Clipper Receivables Co., LLC 5.24%–5.25% due 5/17–6/14/20072
181,000
180,021
.20

 Colgate-Palmolive Co. 5.21% due 5/15/20072
25,000
24,946
.03

 Concentrate Manufacturing Co. of Ireland 5.29% due 5/1/20072
28,000
27,996
.03

 E.I. duPont de Nemours and Co. 5.19% due 5/23/20072
25,000
24,917
.03

 Emerson Electric Co. 5.23% due 5/2/20072
25,000
24,993
.03

 Fannie Mae 5.14% due 5/16/2007
50,000
49,885
.06

 FCAR Owner Trust I 5.25%–5.26% due 5/4–6/18/2007
75,000
74,627
.08

 Federal Farm Credit Banks 5.10% due 7/9/2007
33,000
32,677
.04

 Federal Home Loan Bank 5.115%–5.15% due 5/25–7/18/2007
351,300
349,142
.40

 Freddie Mac 5.10%–5.145% due 5/16–7/9/2007
112,600
112,015
.13

 Harley-Davidson Funding Corp. 5.19%–5.21% due 5/1–6/18/20072
50,500
50,234
.06

 Harvard University 5.18%–5.185% due 5/15–6/5/2007
50,000
49,800
.06

 Hershey Co. 5.19%–5.21% due 5/10–5/11/20072
68,500
68,395
.08

 Hewlett-Packard Co. 5.24% due 5/17/20072
50,000
49,876
.06

 Honeywell International Inc. 5.16% due 9/14/20072
68,469
67,115
.08

 IBM Corp. 5.20%–5.23% due 5/24–6/14/20072
125,000
124,407
.14

 Illinois Tool Works Inc. 5.21% due 5/18/2007
20,000
19,948
.02

 International Lease Finance Corp. 5.20%–5.22% due 5/14–6/11/2007
182,400
181,639
.21

 Johnson & Johnson 5.18%–5.19% due 6/5–6/22/20072
70,900
70,403
.08

 JPMorgan Chase & Co. 5.30% due 5/1/2007
23,450
23,447
.08

 Jupiter Securitization Co., LLC 5.24% due 6/18/20072
50,400
50,040

 Kimberly-Clark Worldwide Inc. 5.19%–5.20% due 5/21–5/29/20072
75,500
75,201
.08

 Merck & Co. Inc. 5.19%–5.20% due 6/8–6/26/2007
47,950
47,628
.05

 NetJets Inc. 5.19%–5.20% due 5/1–5/18/20072
73,000
72,907
.08

 Paccar Financial Corp. 5.20%–5.22% due 5/31–7/9/2007
33,500
33,303
.04

 Private Export Funding Corp. 5.19%–5.23% due 5/10–7/17/20072
136,000
135,172
.15

 Procter & Gamble International Funding S.C.A. 5.21%–5.23% due 5/11–7/10/20072
164,690
164,027
.19

 Tennessee Valley Authority 5.145% due 5/3/2007
38,745
38,728
.04

 Three Pillars Funding, LLC 5.27% due 5/15/20072
11,000
10,976
.01

 Union Bank of California, N.A. 5.26% due 6/15–6/25/2007
100,000
100,000
.11

 United Technologies Corp. 5.21%–5.22% due 5/1–5/22/20072
62,600
62,479
.07

 Variable Funding Capital Corp. 5.23%–5.24% due 5/2–6/19/20072
221,100
220,404
.25

 Wal-Mart Stores Inc. 5.19%–5.21% due 6/12/20072
108,590
107,922
.12

 Total short-term securities (cost: $3,526,753,000)
3,526,895
4.00

 Total investment securities (cost: $61,478,090,000)
88,464,000
100.32

 Other assets less liabilities
(283,128)
(.32)

 Net assets
$88,180,872
100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

 Investments in affiliates

A company is considered to be an affiliate of the Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the year ended April 30, 2007, appear below.

       Company
Beginning shares
Purchases
Sales
Ending shares
Dividend income (000)
Market value of affiliate at 4/30/07 (000)

 Limited Brands3
19,930,000
—
2,367,900
17,562,100
$11,589
—

1Security did not produce income during the last 12 months.
2Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $2,138,721,000, which represented 2.43% of the net assets of the Fund.
3Unaffiliated issuer at 4/30/2007.

ADR = American Depositary Receipts

See Notes to financial statements

Financial statements
 Statement of assets and liabilities at April 30, 2007
(dollars and shares in thousands, except per-share amounts)

 Assets:

 Investment securities at market (cost: $61,478,090)
$88,464,000

 Cash
412

 Receivables for:

 Sales of investments
$226,288

 Sales of Fund’s shares
77,945

 Dividends and interest
145,183
449,416

88,913,828

 Liabilities:

 Payables for:

 Purchases of investments
548,078

 Repurchases of Fund’s shares
111,807

 Management services
16,647

 Services provided by affiliates
54,563

 Deferred director and advisory board compensation
1,638

 Other
223
732,956

 Net assets at April 30, 2007
$88,180,872

 Net assets consist of:

 Capital paid in on shares of capital stock
$58,732,477

 Undistributed net investment income
536,429

 Undistributed net realized gain
1,926,056

 Net unrealized appreciation
26,985,910

 Net assets at April 30, 2007
$88,180,872

    Total authorized capital stock — 4,000,000 shares, $.001 par value (2,414,612 total shares outstanding)

Net Assets
Shares outstanding
Net asset value per share*

 Class A
$70,810,966
1,937,137
$36.55

 Class B
3,296,205
90,738
36.33

 Class C
3,481,096
96,013
36.26

 Class F
3,178,582
87,138
36.48

 Class 529-A
1,093,532
29,947
36.51

 Class 529-B
218,281
6,002
36.36

 Class 529-C
373,966
10,289
36.35

 Class 529-E
60,867
1,673
36.39

 Class 529-F
47,140
1,292
36.47

 Class R-1
69,014
1,899
36.33

 Class R-2
985,191
27,181
36.25

 Class R-3
2,198,781
60,447
36.38

 Class R-4
1,212,801
33,267
36.46

 Class R-5
1,154,450
31,589
36.55

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $38.78 and $38.74, respectively.

See Notes to financial statements

 Statement of operations for the year ended April 30, 2007
(dollars in thousands)

 Investment income:

 Income:

 Dividends (net of non-U.S. taxes of $1,270; also includes $11,589 from affiliate)
$1,959,963

 Interest
140,061
$2,100,024

 Fees and expenses*:

 Investment advisory services
157,426

 Business management services
56,603

 Distribution services
256,478

 Transfer agent services
55,016

 Administrative services
20,939

 Reports to shareholders
1,911

 Registration statement and prospectus
1,306

 Postage, stationery and supplies
6,471

 Director and advisory board compensation
1,369

 Auditing and legal
288

 Custodian
406

 State and local taxes
1

 Other
236

 Total fees and expenses before reimbursements/waivers
558,450

 Less reimbursements/waivers of fees and expenses:

 Investment advisory services
15,743

 Business management services
5,661

 Administrative services
298

 Total fees and expenses after reimbursements/waivers
536,748

 Net investment income
1,563,276

 Net realized gain and unrealized appreciation on investments:

 Net realized gain on investments (including $19,957 net gain from affiliate)
2,894,512

 Net unrealized appreciation on investments
8,389,975

 Net realized gain and unrealized appreciation on investments
11,284,487

 Net increase in net assets resulting from operations
$12,847,763

*Additional information related to class-specific fees and expenses is included in the Notes to financial statements.

 Statements of changes in net assets
(dollars in thousands)

Year ended April 30

2007
2006

 Operations:

 Net investment income
$1,563,276
$1,578,232

 Net realized gain on investments
2,894,512
1,992,122

 Net unrealized appreciation on investments
8,389,975
5,840,968

 Net increase in net assets resulting from operations
12,847,763
9,411,322

 Dividends and distributions paid to shareholders:

 Dividends from net investment income
(1,512,000)
(1,464,289)

 Distributions from net realized gain on investments
(1,982,588)
(1,051,850)

 Total dividends and distributions paid to shareholders
(3,494,588)
(2,516,139)

 Capital share transactions
(205,260)
(2,318,017)

 Total increase in net assets
9,147,915
4,577,166

 Net assets:

 Beginning of year
79,032,957
74,455,791

 End of year (including undistributed net investment income: $536,429 and $484,601, respectively)
$88,180,872
$79,032,957

See Notes to financial statements

Notes to financial statements

 1. Organization and significant accounting policies

Organization — Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund’s investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica¨ savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The Fund’s share classes are described below:

    Share class
Initial sales charge
Contingent deferred sales charge upon redemption
Conversion feature

 Class A and 529-A
Up to 5.75%
None (except 1% for certain redemptions within one year of purchase without an initial sales charge)
None

 Class B and 529-B
None
Declines from 5% to 0% for redemptions within six years of purchase
Class B and 529-B convert to Class A and 529-A, respectively, after eight years

 Class C
None
1% for redemptions within one year of purchase
Class C converts to Class F after 10 years

 Class 529-C
None
1% for redemptions within one year of purchase
None

 Class 529-E
None
None
None

 Class F and 529-F
None
None
None

 Class R-1, R-2, R-3, R-4 and R-5
None
None
None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the Fund’s board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations—Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders— Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

 2. Federal income taxation and distributions

The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended April 30, 2007, the Fund reclassified $650,000 from undistributed net realized gain to undistributed net investment income, and reclassified $98,000 from undistributed net investment income and $111,849,000 from undistributed net realized gain to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of April 30, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)

 Undistributed ordinary income
$ 538,067

 Undistributed long-term capital gain
1,955,027

 Gross unrealized appreciation on investment securities
27,078,833

 Gross unrealized depreciation on investment securities
(121,895)

 Net unrealized appreciation on investment securities
26,956,938

 Cost of investment securities
61,507,062

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Year ended April 30, 2007
Year ended April 30, 2006

    Share class
Ordinary income
Long-term capital gains
Total distributions paid
Ordinary income
Long-term capital gains
Total distributions paid

 Class A
$1,275,081
$1,597,354
$2,872,435

$1,246,004
$ 856,631
$2,102,635

 Class B
37,056
75,227
112,283

36,979
41,104
78,083

 Class C
36,403
78,461
114,864
36,207
42,338
78,545

 Class F
54,831
70,012
124,843
50,606
35,323
85,929

 Class 529-A
17,405
22,998
40,403
13,993
10,202
24,195

 Class 529-B
2,090
4,793
6,883
1,805
2,293
4,098

 Class 529-C
3,511
8,006
11,517
2,901
3,641
6,542

 Class 529-E
823
1,280
2,103
662
578
1,240

 Class 529-F
794
955
1,749
531
353
884

 Class R-1
637
1,438
2,075
468
566
1,034

 Class R-2
9,964
21,847
31,811
8,618
10,244
18,862

 Class R-3
32,045
49,786
81,831
30,347
24,319
54,666

 Class R-4
19,453
25,099
44,552
17,967
12,688
30,655

 Class R-5
21,907
25,332
47,239
17,201
11,570
28,771

 Total
$1,512,000
$1,982,588
$3,494,588
$1,464,289
$1,051,850
$2,516,139

 3. Fees and transactions with related parties

Business management services — The Fund has a Business Management Agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Fund’s general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Fund’s contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. Under the agreement, all expenses chargeable to the Class A shares of the Fund, including compensation to the business manager, shall not exceed 1% of the Class A average net assets of the Fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 0.175% on the first $3 billion of daily net assets and decreasing to 0.030% on such assets in excess of $77 billion. WMC is currently waiving 10% of business management services fees. During the year ended April 30, 2007, WMC reduced business management services fees by $5,661,000. As a result, the fee shown on the accompanying financial statements of $56,603,000, which was equivalent to an annualized rate of 0.069%, was reduced to $50,942,000, or 0.062% of average daily net assets. During the year ended April 30, 2007, WMC paid the Fund’s investment adviser $2,287,000 for performing various fund accounting services for the Fund and for The American Funds Tax-Exempt Series I, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG) (parent company of WMC), earned $583,000 on its retail sales of shares and distribution plan of the Fund. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Fund.

Investment advisory services — Capital Research and Management Company (CRMC), the Fund’s investment adviser, is the parent company of American Funds Service CompanySM (AFS), the Fund’s transfer agent, and American Funds Distributors,SM Inc. (AFD), the principal under-writer of the Fund’s shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.177% on such assets in excess of $89 billion. CRMC is currently waiving 10% of investment advisory services fees. During the year ended April 30, 2007, total investment advisory services fees waived by CRMC were $15,743,000. As a result, the fee shown on the accompanying financial statements of $157,426,000, which was equivalent to an annualized rate of 0.193%, was reduced to $141,683,000, or 0.173% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

 Share class
Currently approved limits
Plan limits

 Class A
0.25%
0.25%

 Class 529-A
0.25
0.50

 Class B and 529-B
1.00
1.00

 Class C, 529-C and R-1
1.00
1.00

 Class R-2
0.75
1.00

 Class 529-E and R-3
0.50
0.75

 Class F, 529-F and R-4
0.25
0.50

Transfer agent services— The Fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services — The Fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the Fund’s behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended April 30, 2007, the total administrative services fees paid by CRMC were $191 and $298,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended April 30, 2007, were as follows (dollars in thousands):

Administrative services

       Share class
Distribution services
Transfer agent services
CRMC administrative services
Transfer agent services
Commonwealth of Virginia administrative services

 Class A
$158,964
$52,469
Not applicable
Not applicable
Not applicable

 Class B
31,025
2,547
Not applicable
Not applicable
Not applicable

 Class C
32,133
$4,209
$546
Not applicable

 Class F
7,137
2,493
295
Not applicable

 Class 529-A
1,925
745
116
$935

 Class 529-B
1,947
155
51
195

 Class 529-C
3,244
Included in
258
75
324

 Class 529-E
260
administrative
41
6
52

 Class 529-F
—
services
31
5
38

 Class R-1
563
67
24
Not applicable

 Class R-2
6,617
1,291
2,654
Not applicable

 Class R-3
10,049
2,829
946
Not applicable

 Class R-4
2,614
1,525
32
Not applicable

 Class R-5
Not applicable
985
16
Not applicable

 Total
$256,478
$55,016
$14,629
$4,766
$1,544

Deferred director and advisory board compensation — Since the adoption of the deferred compensation plan in 1994, independent directors and advisory board members may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Director and advisory board compensation of $1,369,000, shown on the accompanying financial statements, includes $1,144,000 in current fees (either paid in cash or deferred) and a net increase of $225,000 in the value of the deferred amounts.

Affiliated officers and directors — All officers and all interested directors of the Fund are affiliated with WMC. Officers and interested directors do not receive compensation directly from the Fund.

 4. Investment transactions

The Fund made purchases and sales of investment securities, excluding short-term securities, of $14,678,721,000 and $17,730,684,000, respectively, during the year ended April 30, 2007.

 5. Capital share transactions

Capital share transactions in the Fund were as follows (dollars and shares in thousands):
Sales*
Reinvestments of dividends and distributions
Repurchases*
Net (decrease) increase

 Share class
Amount
Shares
Amount
Shares
Amount
Shares
Amount
Shares

 Year ended  April 30, 2007

 Class A
$5,485,824
161,128

$2,714,524
79,294

$ (9,140,888)
(269,164)
$(940,540)
(28,742)

 Class B
167,204
4,940

107,610
3,151
(384,471)
(11,403)
(109,657)
(3,312)

 Class C
416,267
12,327
109,088
3,198
(523,219)
(15,564)
2,136
(39)

 Class F
730,783
21,540
110,798
3,241
(638,997)
(18,824)
202,584
5,957

 Class 529-A
179,183
5,246
40,396
1,180
(68,337)
(2,010)
151,242
4,416

 Class 529-B
19,859
586
6,881
201
(11,217)
(332)
15,523
455

 Class 529-C
62,414
1,838
11,515
336
(32,201)
(954)
41,728
1,220

 Class 529-E
10,815
318
2,103
62
(4,589)
(136)
8,329
244

 Class 529-F
12,042
354
1,749
51
(2,838)
(83)
10,953
322

 Class R-1
26,397
777
2,059
60
(13,412)
(394)
15,044
443

 Class R-2
265,526
7,854
31,803
932
(225,982)
(6,658)
71,347
2,128

 Class R-3
636,863
18,771
81,789
2,395
(627,948)
(18,481)
90,704
2,685

 Class R-4
414,755
12,155
44,401
1,300
(382,117)
(11,283)
77,039
2,172

 Class R-5
519,446
15,001
46,541
1,359
(407,679)
(11,828)
158,308
4,532

 Total net increase     (decrease)
$8,947,378
262,835
$3,311,257
96,760
$(12,463,895)
(367,114)
$(205,260)
(7,519)

 Year ended  April 30, 2006

 Class A
$5,298,942
169,863
$1,984,249
63,236
$ (9,900,129)
(316,730)
$(2,616,938)
(83,631)

 Class B
197,144
6,359
74,794
2,398
(387,807)
(12,467)
(115,869)
(3,710)

 Class C
411,237
13,293
74,370
2,389
(637,968)
(20,562)
(152,361)
(4,880)

 Class F
645,258
20,720
77,224
2,466
(812,986)
(26,060)
(90,504)
(2,874)

 Class 529-A
169,808
5,447
24,194
771
(59,439)
(1,898)
134,563
4,320

 Class 529-B
23,901
770
4,098
131
(10,474)
(336)
17,525
565

 Class 529-C
64,090
2,065
6,542
210
(25,102)
(805)
45,530
1,470

 Class 529-E
9,853
317
1,240
40
(3,572)
(114)
7,521
243

 Class 529-F
9,675
309
884
28
(2,272)
(73)
8,287
264

 Class R-1
22,484
725
1,026
33
(14,131)
(455)
9,379
303

 Class R-2
297,143
9,596
18,857
606
(191,087)
(6,147)
124,913
4,055

 Class R-3
621,188
20,035
54,620
1,748
(659,035)
(21,381)
16,773
402

 Class R-4
364,970
11,744
30,654
979
(295,958)
(9,478)
99,666
3,245

 Class R-5
373,131
12,027
28,237
900
(207,870)
(6,613)
193,498
6,314

 Total net increase     (decrease)
$8,508,824
273,270
$2,380,989
75,935
$(13,207,830)
(423,119)
$(2,318,017)
(73,914)

    *Includes exchanges between share classes of the Fund.

Financial highlights1

Income (loss) from investment operations2
Dividends and distributions

Net asset value, beginning of period
Net investment income
Net gains (losses) on securities (both realized and unrealized)
Total from investment operations
Dividends (from net investment income)
Distributions (from capital gains)
Total dividends and distributions
Net asset value, end of period
Total return3,4
Net assets, end of period (in millions)
Ratio of expenses to average net assets before reim- bursements/ waivers
Ratio of expenses to average net assets after reim- bursements/ waivers4
Ratio of net income to average net assets4

 Class A:

 Year ended 4/30/2007
$32.66
$ .68
$ 4.71
$ 5.39
$(.66)
$(.84)
$(1.50)
$36.55
16.85%
$70,811
.60%
.57%
2.00%

 Year ended 4/30/2006
29.85
.66
3.20
3.86
(.62)
(.43)
(1.05)
32.66
13.11
64,202
.60
.57
2.13

 Year ended 4/30/2005
28.79
.67
1.22
1.89
(.60)
(.23)
(.83)
29.85
6.55
61,185
.61
.60
2.24

 Year ended 4/30/2004
23.99
.59
4.94
5.53
(.54)
(.19)
(.73)
28.79
23.19
57,027
.64
.64
2.14

 Year ended 4/30/2003
28.37
.55
(4.35)
(3.80)
(.54)
(.04)
(.58)
23.99
(13.36)
43,701
.67
.67
2.28

 Class B:

 Year ended 4/30/2007
32.47
.42
4.69
5.11
(.41)
(.84)
(1.25)
36.33
15.98
3,296
1.36
1.33
1.24

 Year ended 4/30/2006
29.69
.42
3.17
3.59
(.38)
(.43)
(.81)
32.47
12.24
3,053
1.37
1.34
1.37

 Year ended 4/30/2005
28.64
.43
1.22
1.65
(.37)
(.23)
(.60)
29.69
5.75
2,902
1.38
1.37
1.47

 Year ended 4/30/2004
23.88
.37
4.92
5.29
(.34)
(.19)
(.53)
28.64
22.25
2,549
1.40
1.40
1.36

 Year ended 4/30/2003
28.25
.36
(4.32)
(3.96)
(.37)
(.04)
(.41)
23.88
(14.01)
1,538
1.45
1.45
1.52

 Class C:

 Year ended 4/30/2007
32.41
.39
4.68
5.07
(.38)
(.84)
(1.22)
36.26
15.91
3,481
1.42
1.40
1.17

 Year ended 4/30/2006
29.64
.40
3.16
3.56
(.36)
(.43)
(.79)
32.41
12.15
3,113
1.43
1.41
1.30

 Year ended 4/30/2005
28.59
.41
1.22
1.63
(.35)
(.23)
(.58)
29.64
5.69
2,991
1.46
1.45
1.39

 Year ended 4/30/2004
23.84
.35
4.92
5.27
(.33)
(.19)
(.52)
28.59
22.19
2,460
1.48
1.48
1.27

 Year ended 4/30/2003
28.22
.35
(4.33)
(3.98)
(.36)
(.04)
(.40)
23.84
(14.10)
1,214
1.51
1.51
1.46

 Class F:

 Year ended 4/30/2007
32.60
.67
4.70
5.37
(.65)
(.84)
(1.49)
36.48
16.83
3,179
.62
.59
1.97

 Year ended 4/30/2006
29.80
.65
3.19
3.84
(.61)
(.43)
(1.04)
32.60
13.06
2,646
.63
.61
2.10

 Year ended 4/30/2005
28.74
.64
1.22
1.86
(.57)
(.23)
(.80)
29.80
6.47
2,505
.69
.68
2.15

 Year ended 4/30/2004
23.95
.56
4.94
5.50
(.52)
(.19)
(.71)
28.74
23.13
1,917
.71
.71
2.04

 Year ended 4/30/2003
28.33
.53
(4.34)
(3.81)
(.53)
(.04)
(.57)
23.95
(13.42)
899
.74
.74
2.24

 Class 529-A:

 Year ended 4/30/2007
32.63
.65
4.71
5.36
(.64)
(.84)
(1.48)
36.51
16.75
1,094
.67
.65
1.91

 Year ended 4/30/2006
29.83
.64
3.19
3.83
(.60)
(.43)
(1.03)
32.63
13.01
833
.68
.65
2.05

 Year ended 4/30/2005
28.76
.63
1.23
1.86
(.56)
(.23)
(.79)
29.83
6.47
633
.71
.70
2.12

 Year ended 4/30/2004
23.97
.56
4.95
5.51
(.53)
(.19)
(.72)
28.76
23.07
426
.71
.71
2.03

 Year ended 4/30/2003
28.36
.54
(4.35)
(3.81)
(.54)
(.04)
(.58)
23.97
(13.38)
199
.70
.70
2.29

 Class 529-B:

 Year ended 4/30/2007
32.50
.38
4.68
5.06
(.36)
(.84)
(1.20)
36.36
15.82
218
1.48
1.46
1.11

 Year ended 4/30/2006
29.72
.38
3.17
3.55
(.34)
(.43)
(.77)
32.50
12.07
180
1.51
1.48
1.22

 Year ended 4/30/2005
28.68
.38
1.21
1.59
(.32)
(.23)
(.55)
29.72
5.52
148
1.58
1.57
1.26

 Year ended 4/30/2004
23.91
.32
4.96
5.28
(.32)
(.19)
(.51)
28.68
22.08
110
1.59
1.59
1.15

 Year ended 4/30/2003
28.34
.32
(4.35)
(4.03)
(.36)
(.04)
(.40)
23.91
(14.18)
53
1.62
1.62
1.36

 Class 529-C:

 Year ended 4/30/2007
32.49
.38
4.69
5.07
(.37)
(.84)
(1.21)
36.35
15.84
374
1.48
1.45
1.11

 Year ended 4/30/2006
29.71
.38
3.18
3.56
(.35)
(.43)
(.78)
32.49
12.10
295
1.50
1.47
1.23

 Year ended 4/30/2005
28.67
.37
1.22
1.59
(.32)
(.23)
(.55)
29.71
5.54
226
1.57
1.56
1.27

 Year ended 4/30/2004
23.91
.32
4.93
5.25
(.30)
(.19)
(.49)
28.67
22.06
156
1.58
1.58
1.15

 Year ended 4/30/2003
28.33
.32
(4.34)
(4.02)
(.36)
(.04)
(.40)
23.91
(14.18)
69
1.61
1.61
1.38

 Class 529-E:

 Year ended 4/30/2007
32.52
.55
4.70
5.25
(.54)
(.84)
(1.38)
36.39
16.44
61
.97
.94
1.62

 Year ended 4/30/2006
29.74
.54
3.17
3.71
(.50)
(.43)
(.93)
32.52
12.64
46
.98
.96
1.74

 Year ended 4/30/2005
28.69
.53
1.22
1.75
(.47)
(.23)
(.70)
29.74
6.09
35
1.05
1.04
1.79

 Year ended 4/30/2004
23.92
.46
4.94
5.40
(.44)
(.19)
(.63)
28.69
22.68
23
1.06
1.06
1.68

 Year ended 4/30/2003
28.34
.45
(4.35)
(3.90)
(.48)
(.04)
(.52)
23.92
(13.73)
9
1.08
1.08
1.92

 Class 529-F:

 Year ended 4/30/2007
32.59
.72
4.70
5.42
(.70)
(.84)
(1.54)
36.47
17.01
47
.47
.44
2.11

 Year ended 4/30/2006
29.79
.70
3.18
3.88
(.65)
(.43)
(1.08)
32.59
13.20
32
.49
.46
2.24

 Year ended 4/30/2005
28.74
.60
1.22
1.82
(.54)
(.23)
(.77)
29.79
6.35
21
.80
.79
2.03

 Year ended 4/30/2004
23.96
.53
4.95
5.48
(.51)
(.19)
(.70)
28.74
23.00
11
.81
.81
1.90

 Period from 9/16/2002      to 4/30/2003
23.98
.32
.10
.42
(.40)
(.04)
(.44)
23.96
1.85
3
.825
.825
2.255

 Class R-1:

 Year ended 4/30/2007
32.48
.39
4.68
5.07
(.38)
(.84)
(1.22)
36.33
15.86
69
1.43
1.41
1.15

 Year ended 4/30/2006
29.71
.39
3.17
3.56
(.36)
(.43)
(.79)
32.48
12.10
47
1.47
1.44
1.26

 Year ended 4/30/2005
28.68
.40
1.21
1.61
(.35)
(.23)
(.58)
29.71
5.62
34
1.50
1.47
1.35

 Year ended 4/30/2004
23.92
.35
4.93
5.28
(.33)
(.19)
(.52)
28.68
22.16
16
1.52
1.49
1.25

 Period from 5/29/2002      to 4/30/2003
28.52
.32
(4.46)
(4.14)
(.42)
(.04)
(.46)
23.92
(14.50)
8
1.715
1.515
1.505

 Class R-2:

 Year ended 4/30/2007
32.40
.39
4.68
5.07
(.38)
(.84)
(1.22)
36.25
15.91
985
1.47
1.41
1.15

 Year ended 4/30/2006
29.64
.40
3.16
3.56
(.37)
(.43)
(.80)
32.40
12.13
812
1.53
1.41
1.29

 Year ended 4/30/2005
28.60
.41
1.22
1.63
(.36)
(.23)
(.59)
29.64
5.68
622
1.57
1.44
1.38

 Year ended 4/30/2004
23.88
.35
4.91
5.26
(.35)
(.19)
(.54)
28.60
22.12
371
1.69
1.45
1.26

 Period from 5/31/2002      to 4/30/2003
28.46
.33
(4.40)
(4.07)
(.47)
(.04)
(.51)
23.88
(14.29)
96
1.785
1.475
1.585

 Class R-3:

 Year ended 4/30/2007
32.51
.55
4.70
5.25
(.54)
(.84)
(1.38)
36.38
16.45
2,199
.96
.93
1.63

 Year ended 4/30/2006
29.73
.54
3.18
3.72
(.51)
(.43)
(.94)
32.51
12.68
1,878
.97
.94
1.75

 Year ended 4/30/2005
28.68
.56
1.21
1.77
(.49)
(.23)
(.72)
29.73
6.17
1,705
.95
.94
1.89

 Year ended 4/30/2004
23.93
.46
4.94
5.40
(.46)
(.19)
(.65)
28.68
22.68
1,009
1.07
1.07
1.63

 Period from 6/4/2002      to 4/30/2003
27.81
.41
(3.74)
(3.33)
(.51)
(.04)
(.55)
23.93
(11.94)
125
1.115
1.095
1.955

 Class R-4:

 Year ended 4/30/2007
32.57
.65
4.72
5.37
(.64)
(.84)
(1.48)
36.46
16.82
1,213
.67
.64
1.92

 Year ended 4/30/2006
29.78
.64
3.18
3.82
(.60)
(.43)
(1.03)
32.57
13.00
1,013
.68
.65
2.06

 Year ended 4/30/2005
28.73
.64
1.22
1.86
(.58)
(.23)
(.81)
29.78
6.46
830
.68
.67
2.14

 Year ended 4/30/2004
23.95
.56
4.94
5.50
(.53)
(.19)
(.72)
28.73
23.11
330
.70
.70
2.01

 Period from 5/20/2002      to 4/30/2003
28.78
.51
(4.74)
(4.23)
(.56)
(.04)
(.60)
23.95
(14.66)
71
.745
.735
2.325

 Class R-5:

 Year ended 4/30/2007
32.65
.76
4.72
5.48
(.74)
(.84)
(1.58)
36.55
17.15
1,154
.37
.35
2.22

 Year ended 4/30/2006
29.85
.73
3.19
3.92
(.69)
(.43)
(1.12)
32.65
13.34
883
.38
.35
2.34

 Year ended 4/30/2005
28.79
.73
1.22
1.95
(.66)
(.23)
(.89)
29.85
6.78
619
.38
.37
2.45

 Year ended 4/30/2004
23.99
.65
4.94
5.59
(.60)
(.19)
(.79)
28.79
23.49
395
.39
.39
2.36

 Period from 5/15/2002      to 4/30/2003
28.84
.57
(4.78)
(4.21)
(.60)
(.04)
(.64)
23.99
(14.57)
230
.415
.415
2.515

Year ended April 30

2007
2006
2005
2004
2003

 Portfolio turnover rate for all classes of shares
19%
13%
16%
12%
21%

1Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2Based on average shares outstanding.
3Total returns exclude all sales charges, including contingent deferred sales charges.
4This column reflects the impact, if any, of certain reimbursements/waivers from CRMC and WMC. CRMC and WMC reduced fees for investment advisory services and business management services for all share classes. In addition, during some of the periods shown, CRMC paid a portion of the Fund’s transfer agent fees for certain retirement plan share classes.
5Annualized.

See Notes to financial statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Washington Mutual Investors Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Washington Mutual Investors Fund, Inc. (the "Fund") at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
June 8, 2007

[logo - American Funds(R)]

                                         The right choice for the long term/(R)/

Washington Mutual
Investors Fund/SM/

RETIREMENT PLAN
PROSPECTUS

July 1, 2007

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
13    Purchase, exchange and sale of shares
17    Sales charges
19    Sales charge reductions
20    Rollovers from retirement plans to IRAs
21    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page was intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high-quality common stocks and securities convertible into common stocks. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary-type reserves or family funds, but who are reluctant to undertake the selection and supervision of individual stocks.

The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks. The fund has stringent Investment
Standards based upon criteria originally adopted by the United States District
Court for the District of Columbia and in effect for many years for determining eligibility under the Court's Legal List procedure for the investment of trust funds. Applying these Investment Standards, the fund's investment adviser compiles an "Eligible List" of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the Eligible List. The investment adviser monitors the Eligible List and makes recommendations to the board of directors of additions to, or deletions from, the Eligible List to comply with the fund's
Investment Standards.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                  Washington Mutual Investors Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

[begin bar chart]

1997     33.29%
1998     19.37
1999      1.16
2000      9.06
2001      1.51
2002    -14.85
2003     25.82
2004      9.92
2005      3.55
2006     18.04

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   15.94%  (quarter ended June 30, 2003)
LOWEST                   -17.90%  (quarter ended September 30, 2002)

The fund's total return for the three months ended March 31, 2007, was 0.94%.

                                       2

Washington Mutual Investors Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 7/31/52    11.26%   6.29%    9.23%       12.69%

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 5/29/02  17.00%      6.99%
 CLASS R-2 -- FIRST SOLD 5/31/02  17.05       7.07
 CLASS R-3 -- FIRST SOLD 6/4/02   17.61       8.13
 CLASS R-4 -- FIRST SOLD 5/20/02  17.94       7.59
 CLASS R-5 -- FIRST SOLD 5/15/02  18.32       7.84

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 S&P 500/3/                        15.78%    6.19%      8.42%        11.39%
 Lipper Growth and Income Funds    15.57     7.59       8.01           N/A
Index/4/
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at April 30, 2007: 1.82%/5/
 (For current yield information, please call American FundsLine at
800/325-3590.)

/1/   Lifetime results for each share class are measured from the date the share class was first sold.
/2/   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
/3/   Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/   Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
/5/   Reflects a fee waiver (1.80% without the waiver) as described in the Annual
      Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                  Washington Mutual Investors Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.26%   0.26%  0.26%  0.26%  0.26%   0.26%
-------------------------------------------------------------------------------
 Distribution and/or service        0.24    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses                     0.10    0.17   0.46   0.20   0.16    0.11
-------------------------------------------------------------------------------
 Total annual fund operating        0.60    1.43   1.47   0.96   0.67    0.37
 expenses/1/
-------------------------------------------------------------------------------

/1/   The fund's investment adviser and business manager are each currently waiving
      10% of their management fees. The waivers may be discontinued at any time in consultation with the fund's board, but they are expected to continue at this level until further review. The fund's investment adviser, business manager and board intend to review the waivers as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain
      R share classes. Management fees and total expenses do not reflect any waivers or reimbursement. Information regarding the effect of any waivers/reimbursement on total annual fund operating expenses can be found in the Financial
      Highlights table in this prospectus and in the fund's annual report.
/2/   Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, 1.00%,
      .75% and .50%, respectively, of the class' average net assets annually.

                                       4

Washington Mutual Investors Fund / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                         PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES              ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

/1/   Payment amount depends on the date upon which services commenced.
/2/   Payment with respect to Recordkeeper Direct/(R)/ program.
/3/   Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $633    $756     $891      $1,282
--------------------------------------------------------------------
 Class R-1                        146     452      782       1,713
--------------------------------------------------------------------
 Class R-2                        150     465      803       1,757
--------------------------------------------------------------------
 Class R-3                         98     306      531       1,178
--------------------------------------------------------------------
 Class R-4                         68     214      373         835
--------------------------------------------------------------------
 Class R-5                         38     119      208         468
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                  Washington Mutual Investors Fund / Prospectus

Investment objective, strategies and risks
The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish this objective through fundamental research, careful selection and broad diversification. In the selection of securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund strives in its overall portfolio to achieve an above-average yield in relation to Standard &
Poor's 500 Composite Index (a broad, unmanaged index). The fund's portfolio is limited to securities included on its Eligible List, which is compiled to conform to the fund's Investment Standards based on criteria that were originally adopted by the United States District Court for the District of
Columbia. The investment adviser monitors the Eligible List and makes recommendations to the board of directors of changes necessary for continued
compliance with the fund's Investment Standards.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The fund's policy is to maintain at all times for its shareholders a fully invested and widely diversified portfolio of securities; however, the fund may hold, to a limited extent, short-term U.S. government securities, other money market instruments, cash and cash equivalents.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       6

Washington Mutual Investors Fund / Prospectus


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 7/31/52    18.04%   7.56%    9.88%       12.82%

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 5/29/02  17.00%      6.99%
 CLASS R-2 -- FIRST SOLD 5/31/02  17.05       7.07
 CLASS R-3 -- FIRST SOLD 6/4/02   17.61       8.13
 CLASS R-4 -- FIRST SOLD 5/20/02  17.94       7.59
 CLASS R-5 -- FIRST SOLD 5/15/02  18.32       7.84

                            1 YEAR     5 YEARS     10 YEARS      LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 S&P 500/3/                 15.78%      6.19%        8.42%          11.39%
 Lipper Growth and Income   15.57       7.59         8.01             N/A
Funds Index/4/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2006: 1.82%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

/1/   Lifetime results for each share class are measured from the date the share class was first sold.
/2/   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
/3/   Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/   Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
/5/   The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.

                                       7

                                  Washington Mutual Investors Fund / Prospectus

 INDUSTRY SECTOR HOLDINGS AS OF APRIL 30, 2007
                                                         PERCENT OF NET ASSETS

 Financials                                                     19.82%
-------------------------------------------------------------------------------
 Industrials                                                    13.42
-------------------------------------------------------------------------------
 Health care                                                    12.86
-------------------------------------------------------------------------------
 Energy                                                         11.45
-------------------------------------------------------------------------------
 Information technology                                          7.98
-------------------------------------------------------------------------------
 Consumer discretionary                                          7.94
-------------------------------------------------------------------------------
 Consumer staples                                                7.24
-------------------------------------------------------------------------------
 Telecommunication services                                      5.97
-------------------------------------------------------------------------------
 Utilities                                                       5.28
-------------------------------------------------------------------------------
 Materials                                                       3.60
-------------------------------------------------------------------------------
 Miscellaneous                                                    .76
-------------------------------------------------------------------------------
 Short-term securities & other assets less liabilities           3.68
-------------------------------------------------------------------------------

 TEN LARGEST HOLDINGS AS OF APRIL 30, 2007
                                              PERCENT OF NET ASSETS

 AT&T                                                 3.77%
--------------------------------------------------------------------
 General Electric                                     3.62
--------------------------------------------------------------------
 Chevron                                              3.44
--------------------------------------------------------------------
 ExxonMobil                                           2.84
--------------------------------------------------------------------
 Citigroup                                            2.63
--------------------------------------------------------------------
 IBM                                                  2.19
--------------------------------------------------------------------
 JPMorgan Chase                                       2.17
--------------------------------------------------------------------
 United Parcel Service                                1.98
--------------------------------------------------------------------
 Fannie Mae                                           1.91
--------------------------------------------------------------------
 Merck                                                1.85

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       8

Washington Mutual Investors Fund / Prospectus


Management and organization

BUSINESS MANAGER

Washington Management Corporation or its predecessors, since the fund's inception, has provided the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund's contractual service providers, including custodian operations, shareholder services and fund share distribution functions. Washington
Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group,
Incorporated, maintains its principal business address at 1101 Vermont Avenue,
NW, Washington, DC 20005.

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended October 31, 2006.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research and/or brokerage services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may

                                       9

                                  Washington Mutual Investors Fund / Prospectus

consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within 14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

                                       10

Washington Mutual Investors Fund / Prospectus


The primary individual portfolio counselors for Washington Mutual Investors Fund are:

                                               PRIMARY TITLE WITH      PORTFOLIO
                            PORTFOLIO          INVESTMENT ADVISER      COUNSELOR'S
                            COUNSELOR          (OR AFFILIATE)          ROLE IN
                            EXPERIENCE         AND INVESTMENT          MANAGEMENT
 PORTFOLIO COUNSELOR       IN THIS FUND        EXPERIENCE              OF THE FUND
---------------------------------------------------------------------------------------------

 STEPHEN E. BEPLER           27 years          Senior Vice             Serves as an equity
                      (plus 8 years of prior   President, Capital      portfolio counselor
                         experience as an      Research Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 41
                                               years in total;
                                               35 years with Capital
                                               Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 ALAN N. BERRO               10 years          Senior Vice             Serves as an equity
                      (plus 6 years of prior   President, Capital      portfolio counselor
                         experience as an      Research Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 21
                                               years in total;
                                               16 years with Capital
                                               Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 JAMES K. DUNTON             29 years          Senior Vice President   Serves as an equity
                      (plus 7 years of prior   and Director, Capital   portfolio counselor
                         experience as an      Research and
                        investment analyst     Management Company
                          for the fund)
                                               Investment
                                               professional for 45
                                               years, all with
                                               Capital Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 J. DALE HARVEY              11 years          Vice President,         Serves as an equity
                      (plus 4 years of prior   Capital Research and    portfolio counselor
                         experience as an      Management Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 18
                                               years in total;
                                               16 years with Capital
                                               Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 GREGORY D. JOHNSON          6 years           Senior Vice             Serves as an equity
                      (plus 7 years of prior   President, Capital      portfolio counselor
                         experience as an      Research Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 14
                                               years, all with
                                               Capital Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL         15 years          Senior Vice President   Serves as an equity
                        (plus 17 years of      and Director, Capital   portfolio counselor
                              prior            Research and
                         experience as an      Management Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 35
                                               years in total;
                                               32 years with Capital
                                               Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG         8 years           Chairman of the         Serves as an equity
                      (plus 9 years of prior   Board, Capital          portfolio counselor
                         experience as an      Research and
                        investment analyst     Management Company
                          for the fund)
                                               Investment
                                               professional for 37
                                               years, all with
                                               Capital Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------

                                       11

                                  Washington Mutual Investors Fund / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       12

Washington Mutual Investors Fund / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. In addition, Class R-5 shares are available for investment by American
Funds Target Date Retirement Series./SM/ Class R shares generally are not available to retail nonretirement accounts, traditional and Roth Individual
Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       13

                                  Washington Mutual Investors Fund / Prospectus

exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service
Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the fund.  You should refer to disclosures provided

                                       14

Washington Mutual Investors Fund / Prospectus


by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading.  If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge.
Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs."

                                       15

                                  Washington Mutual Investors Fund / Prospectus

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.
MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       16

Washington Mutual Investors Fund / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none          see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:
.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived A share program with the American Funds; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

                                       17

                                  Washington Mutual Investors Fund / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS
 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
below).

                                       18

Washington Mutual Investors Fund / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS
WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR
FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE
Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for these purposes. Please see the American Funds Target Date
Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of

                                       19

                                  Washington Mutual Investors Fund / Prospectus

 American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
    Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

                                       20

Washington Mutual Investors Fund / Prospectus


Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       21

                                  Washington Mutual Investors Fund / Prospectus

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       22

Washington Mutual Investors Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS
The fund intends to distribute dividends to shareholders, usually in March,
June, September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                  Washington Mutual Investors Fund / Prospectus

Financial highlights/1/
The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company and Washington Management Corporation. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information below has been audited by PricewaterhouseCoopers
LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                               INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                   Net
                                                                  gains
                                                               (losses) on
                                                                securities
                                    Net asset                     (both
                                     value,         Net          realized      Total from
                                    beginning   investment         and         investment
                                    of period     income       unrealized)     operations
---------------------------------------------------------------------------------------------

CLASS A:
Year ended 4/30/2007                 $32.66        $.68          $ 4.71          $ 5.39
Year ended 4/30/2006                  29.85         .66            3.20            3.86
Year ended 4/30/2005                  28.79         .67            1.22            1.89
Year ended 4/30/2004                  23.99         .59            4.94            5.53
Year ended 4/30/2003                  28.37         .55           (4.35)          (3.80)
---------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 4/30/2007                  32.48         .39            4.68            5.07
Year ended 4/30/2006                  29.71         .39            3.17            3.56
Year ended 4/30/2005                  28.68         .40            1.21            1.61
Year ended 4/30/2004                  23.92         .35            4.93            5.28
Period from 5/29/2002 to 4/30/2003    28.52         .32           (4.46)          (4.14)
---------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 4/30/2007                  32.40         .39            4.68            5.07
Year ended 4/30/2006                  29.64         .40            3.16            3.56
Year ended 4/30/2005                  28.60         .41            1.22            1.63
Year ended 4/30/2004                  23.88         .35            4.91            5.26
Period from 5/31/2002 to 4/30/2003    28.46         .33           (4.40)          (4.07)
---------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 4/30/2007                 $32.51        $.55          $ 4.70          $ 5.25
Year ended 4/30/2006                  29.73         .54            3.18            3.72
Year ended 4/30/2005                  28.68         .56            1.21            1.77
Year ended 4/30/2004                  23.93         .46            4.94            5.40
Period from 6/4/2002 to 4/30/2003     27.81         .41           (3.74)          (3.33)
---------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 4/30/2007                  32.57         .65            4.72            5.37
Year ended 4/30/2006                  29.78          64            3.18            3.82
Year ended 4/30/2005                  28.73         .64            1.22            1.86
Year ended 4/30/2004                  23.95         .56            4.94            5.50
Period from 5/20/2002 to 4/30/2003    28.78         .51           (4.74)          (4.23)
---------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 4/30/2007                  32.65         .76            4.72            5.48
Year ended 4/30/2006                  29.85         .73            3.19            3.92
Year ended 4/30/2005                  28.79         .73            1.22            1.95
Year ended 4/30/2004                  23.99         .65            4.94            5.59
Period from 5/15/2002 to 4/30/2003    28.84         .57           (4.78)          (4.21)

                                          DIVIDENDS AND DISTRIBUTIONS

                                    Dividends   Distributions      Total      Net asset                  Net assets,
                                    (from net       (from        dividends     value,                      end of
                                    investment     capital          and        end of        Total         period
                                     income)       gains)      distributions   period    return/3,4/    (in millions)
-----------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 4/30/2007                  $(.66)       $(.84)         $(1.50)      $36.55        16.85%        $70,811
Year ended 4/30/2006                   (.62)        (.43)          (1.05)       32.66        13.11          64,202
Year ended 4/30/2005                   (.60)        (.23)           (.83)       29.85         6.55          61,185
Year ended 4/30/2004                   (.54)        (.19)           (.73)       28.79        23.19          57,027
Year ended 4/30/2003                   (.54)        (.04)           (.58)       23.99       (13.36)         43,701
-----------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 4/30/2007                   (.38)        (.84)          (1.22)       36.33        15.86              69
Year ended 4/30/2006                   (.36)        (.43)           (.79)       32.48        12.10              47
Year ended 4/30/2005                   (.35)        (.23)           (.58)       29.71         5.62              34
Year ended 4/30/2004                   (.33)        (.19)           (.52)       28.68        22.16              16
Period from 5/29/2002 to 4/30/2003     (.42)        (.04)           (.46)       23.92       (14.50)              8
-----------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 4/30/2007                   (.38)        (.84)          (1.22)       36.25        15.91             985
Year ended 4/30/2006                   (.37)        (.43)           (.80)       32.40        12.13             812
Year ended 4/30/2005                   (.36)        (.23)           (.59)       29.64         5.68             622
Year ended 4/30/2004                   (.35)        (.19)           (.54)       28.60        22.12             371
Period from 5/31/2002 to 4/30/2003     (.47)        (.04)           (.51)       23.88       (14.29)             96
-----------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 4/30/2007                  $(.54)       $(.84)         $(1.38)      $36.38        16.45%         $2,199
Year ended 4/30/2006                   (.51)        (.43)           (.94)       32.51        12.68           1,878
Year ended 4/30/2005                   (.49)        (.23)           (.72)       29.73         6.17           1,705
Year ended 4/30/2004                   (.46)        (.19)           (.65)       28.68        22.68           1,009
Period from 6/4/2002 to 4/30/2003      (.51)        (.04)           (.55)       23.93       (11.94)            125
-----------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 4/30/2007                   (.64)        (.84)          (1.48)       36.46        16.82           1,213
Year ended 4/30/2006                   (.60)        (.43)          (1.03)       32.57        13.00           1,013
Year ended 4/30/2005                   (.58)        (.23)           (.81)       29.78         6.46             830
Year ended 4/30/2004                   (.53)        (.19)           (.72)       28.73        23.11             330
Period from 5/20/2002 to 4/30/2003     (.56)        (.04)           (.60)       23.95       (14.66)             71
-----------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 4/30/2007                   (.74)        (.84)          (1.58)       36.55        17.15           1,154
Year ended 4/30/2006                   (.69)        (.43)          (1.12)       32.65        13.34             883
Year ended 4/30/2005                   (.66)        (.23)           (.89)       29.85         6.78             619
Year ended 4/30/2004                   (.60)        (.19)           (.79)       28.79        23.49             395
Period from 5/15/2002 to 4/30/2003     (.60)        (.04)           (.64)       23.99       (14.57)            230

                                     Ratio of     Ratio of
                                     expenses     expenses
                                    to average   to average
                                    net assets   net assets      Ratio of
                                      before        after           net
                                       reim-        reim-        income to
                                    bursements/  bursements/      average
                                      waivers    waivers/4/    net assets/4/
-----------------------------------------------------------------------------

CLASS A:
Year ended 4/30/2007                   .60%        .57%         2.00%
Year ended 4/30/2006                   .60          .57           2.13
Year ended 4/30/2005                   .61          .60           2.24
Year ended 4/30/2004                   .64          .64           2.14
Year ended 4/30/2003                   .67          .67           2.28
-----------------------------------------------------------------------------
CLASS R-1:
Year ended 4/30/2007                  1.43         1.41           1.15
Year ended 4/30/2006                  1.47         1.44           1.26
Year ended 4/30/2005                  1.50         1.47           1.35
Year ended 4/30/2004                  1.52         1.49           1.25
Period from 5/29/2002 to 4/30/2003    1.71/5/      1.51/5/        1.50/5/
-----------------------------------------------------------------------------
CLASS R-2:
Year ended 4/30/2007                  1.47         1.41           1.15
Year ended 4/30/2006                  1.53         1.41           1.29
Year ended 4/30/2005                  1.57         1.44           1.38
Year ended 4/30/2004                  1.69         1.45           1.26
Period from 5/31/2002 to 4/30/2003    1.78/5/      1.47/5/        1.58/5/
-----------------------------------------------------------------------------
CLASS R-3:
Year ended 4/30/2007                   .96%        .93%         1.63%
Year ended 4/30/2006                   .97          .94           1.75
Year ended 4/30/2005                   .95          .94           1.89
Year ended 4/30/2004                  1.07         1.07           1.63
Period from 6/4/2002 to 4/30/2003     1.11/5/      1.09/5/        1.95/5/
-----------------------------------------------------------------------------
CLASS R-4:
Year ended 4/30/2007                   .67          .64           1.92
Year ended 4/30/2006                   .68          .65           2.06
Year ended 4/30/2005                   .68          .67           2.14
Year ended 4/30/2004                   .70          .70           2.01
Period from 5/20/2002 to 4/30/2003     .74/5/       .73/5/        2.32/5/
-----------------------------------------------------------------------------
CLASS R-5:
Year ended 4/30/2007                   .37          .35           2.22
Year ended 4/30/2006                   .38          .35           2.34
Year ended 4/30/2005                   .38          .37           2.45
Year ended 4/30/2004                   .39          .39           2.36
Period from 5/15/2002 to 4/30/2003     .41/5/       .41/5/        2.51/5/

                                       24

Washington Mutual Investors Fund / Prospectus


                                           YEAR ENDED APRIL 30
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       19%         13%         16%         12%          21%
OF SHARES

/1/   Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/   Based on average shares outstanding.
/3/   Total returns exclude all sales charges.
/4/   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company and Washington Management
      Corporation. During some of the periods shown, Capital Research and Management
      Company and Washington Management Corporation reduced fees for investment advisory services and business management services for all share classes. In addition, during some of the periods shown, Capital Research and Management
      Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
/5/   Annualized.
                                  Washington Mutual Investors Fund / Prospectus

                                       25


NOTES

                                       26

Washington Mutual Investors Fund / Prospectus


NOTES

                                       27

                                  Washington Mutual Investors Fund / Prospectus

[logo - American Funds(R)]
                                         The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES         American Funds Service Company
                                 800/421-0180
FOR RETIREMENT PLAN SERVICES     Call your employer or plan
                                 administrator
FOR ADVISER MARKETING            American Funds Distributors
                                 800/421-9900
                                 americanfunds.com
FOR 24-HOUR INFORMATION          For Class R share information,
                                 visit
                                 AmericanFundsRetirement.com

   Telephone calls you have with the American Funds
   organization may be monitored or recorded for quality
   assurance, verification and/or recordkeeping purposes.
   By speaking with us on the telephone, you are giving
   your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's business manager, the fund's investment adviser and its affiliated companies.
The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.
If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 1101 Vermont Avenue, NW,
Washington, DC 20005.

[logo - recycle bug]
Printed on recycled paper

RPGEPR-901-0707P Litho in USA CGD/MC/8045     Investment Company File No. 811-00604

-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ Burton L. Raimi
    Burton L. Raimi
    SECRETARY

[logo - American Funds(R)]

                                         The right choice for the long term/(R)/

Washington Mutual
Investors Fund/SM/

RETIREMENT PLAN
PROSPECTUS

July 1, 2007

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
13    Purchase, exchange and sale of shares
17    Sales charges
19    Sales charge reductions
20    Rollovers from retirement plans to IRAs
21    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page was intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high-quality common stocks and securities convertible into common stocks. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary-type reserves or family funds, but who are reluctant to undertake the selection and supervision of individual stocks.

The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks. The fund has stringent Investment
Standards based upon criteria originally adopted by the United States District
Court for the District of Columbia and in effect for many years for determining eligibility under the Court's Legal List procedure for the investment of trust funds. Applying these Investment Standards, the fund's investment adviser compiles an "Eligible List" of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the Eligible List. The investment adviser monitors the Eligible List and makes recommendations to the board of directors of additions to, or deletions from, the Eligible List to comply with the fund's
Investment Standards.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                  Washington Mutual Investors Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

[begin bar chart]

1997     33.29%
1998     19.37
1999      1.16
2000      9.06
2001      1.51
2002    -14.85
2003     25.82
2004      9.92
2005      3.55
2006     18.04

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   15.94%  (quarter ended June 30, 2003)
LOWEST                   -17.90%  (quarter ended September 30, 2002)

The fund's total return for the three months ended March 31, 2007, was 0.94%.

                                       2

Washington Mutual Investors Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 7/31/52    11.26%   6.29%    9.23%       12.69%

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 5/29/02  17.00%      6.99%
 CLASS R-2 -- FIRST SOLD 5/31/02  17.05       7.07
 CLASS R-3 -- FIRST SOLD 6/4/02   17.61       8.13
 CLASS R-4 -- FIRST SOLD 5/20/02  17.94       7.59
 CLASS R-5 -- FIRST SOLD 5/15/02  18.32       7.84

                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 S&P 500/3/                        15.78%    6.19%      8.42%        11.39%
 Lipper Growth and Income Funds    15.57     7.59       8.01           N/A
Index/4/
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at April 30, 2007: 1.82%/5/
 (For current yield information, please call American FundsLine at
800/325-3590.)

/1/   Lifetime results for each share class are measured from the date the share class was first sold.
/2/   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
/3/   Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/   Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
/5/   Reflects a fee waiver (1.80% without the waiver) as described in the Annual
      Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                  Washington Mutual Investors Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.26%   0.26%  0.26%  0.26%  0.26%   0.26%
-------------------------------------------------------------------------------
 Distribution and/or service        0.24    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses                     0.10    0.17   0.46   0.20   0.16    0.11
-------------------------------------------------------------------------------
 Total annual fund operating        0.60    1.43   1.47   0.96   0.67    0.37
 expenses/1/
-------------------------------------------------------------------------------

/1/   The fund's investment adviser and business manager are each currently waiving
      10% of their management fees. The waivers may be discontinued at any time in consultation with the fund's board, but they are expected to continue at this level until further review. The fund's investment adviser, business manager and board intend to review the waivers as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain
      R share classes. Management fees and total expenses do not reflect any waivers or reimbursement. Information regarding the effect of any waivers/reimbursement on total annual fund operating expenses can be found in the Financial
      Highlights table in this prospectus and in the fund's annual report.
/2/   Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, 1.00%,
      .75% and .50%, respectively, of the class' average net assets annually.

                                       4

Washington Mutual Investors Fund / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                         PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES              ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

/1/   Payment amount depends on the date upon which services commenced.
/2/   Payment with respect to Recordkeeper Direct/(R)/ program.
/3/   Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $633    $756     $891      $1,282
--------------------------------------------------------------------
 Class R-1                        146     452      782       1,713
--------------------------------------------------------------------
 Class R-2                        150     465      803       1,757
--------------------------------------------------------------------
 Class R-3                         98     306      531       1,178
--------------------------------------------------------------------
 Class R-4                         68     214      373         835
--------------------------------------------------------------------
 Class R-5                         38     119      208         468
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                  Washington Mutual Investors Fund / Prospectus

Investment objective, strategies and risks
The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish this objective through fundamental research, careful selection and broad diversification. In the selection of securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund strives in its overall portfolio to achieve an above-average yield in relation to Standard &
Poor's 500 Composite Index (a broad, unmanaged index). The fund's portfolio is limited to securities included on its Eligible List, which is compiled to conform to the fund's Investment Standards based on criteria that were originally adopted by the United States District Court for the District of
Columbia. The investment adviser monitors the Eligible List and makes recommendations to the board of directors of changes necessary for continued
compliance with the fund's Investment Standards.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The fund's policy is to maintain at all times for its shareholders a fully invested and widely diversified portfolio of securities; however, the fund may hold, to a limited extent, short-term U.S. government securities, other money market instruments, cash and cash equivalents.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       6

Washington Mutual Investors Fund / Prospectus


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 7/31/52    18.04%   7.56%    9.88%       12.82%

                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 5/29/02  17.00%      6.99%
 CLASS R-2 -- FIRST SOLD 5/31/02  17.05       7.07
 CLASS R-3 -- FIRST SOLD 6/4/02   17.61       8.13
 CLASS R-4 -- FIRST SOLD 5/20/02  17.94       7.59
 CLASS R-5 -- FIRST SOLD 5/15/02  18.32       7.84

                            1 YEAR     5 YEARS     10 YEARS      LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES
 S&P 500/3/                 15.78%      6.19%        8.42%          11.39%
 Lipper Growth and Income   15.57       7.59         8.01             N/A
Funds Index/4/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2006: 1.82%/5/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

/1/   Lifetime results for each share class are measured from the date the share class was first sold.
/2/   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
/3/   Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/   Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares became available; therefore, lifetime results are not shown.
/5/   The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.

                                       7

                                  Washington Mutual Investors Fund / Prospectus

 INDUSTRY SECTOR HOLDINGS AS OF APRIL 30, 2007
                                                         PERCENT OF NET ASSETS

 Financials                                                     19.82%
-------------------------------------------------------------------------------
 Industrials                                                    13.42
-------------------------------------------------------------------------------
 Health care                                                    12.86
-------------------------------------------------------------------------------
 Energy                                                         11.45
-------------------------------------------------------------------------------
 Information technology                                          7.98
-------------------------------------------------------------------------------
 Consumer discretionary                                          7.94
-------------------------------------------------------------------------------
 Consumer staples                                                7.24
-------------------------------------------------------------------------------
 Telecommunication services                                      5.97
-------------------------------------------------------------------------------
 Utilities                                                       5.28
-------------------------------------------------------------------------------
 Materials                                                       3.60
-------------------------------------------------------------------------------
 Miscellaneous                                                    .76
-------------------------------------------------------------------------------
 Short-term securities & other assets less liabilities           3.68
-------------------------------------------------------------------------------

 TEN LARGEST HOLDINGS AS OF APRIL 30, 2007
                                              PERCENT OF NET ASSETS

 AT&T                                                 3.77%
--------------------------------------------------------------------
 General Electric                                     3.62
--------------------------------------------------------------------
 Chevron                                              3.44
--------------------------------------------------------------------
 ExxonMobil                                           2.84
--------------------------------------------------------------------
 Citigroup                                            2.63
--------------------------------------------------------------------
 IBM                                                  2.19
--------------------------------------------------------------------
 JPMorgan Chase                                       2.17
--------------------------------------------------------------------
 United Parcel Service                                1.98
--------------------------------------------------------------------
 Fannie Mae                                           1.91
--------------------------------------------------------------------
 Merck                                                1.85

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       8

Washington Mutual Investors Fund / Prospectus


Management and organization

BUSINESS MANAGER

Washington Management Corporation or its predecessors, since the fund's inception, has provided the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund's contractual service providers, including custodian operations, shareholder services and fund share distribution functions. Washington
Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group,
Incorporated, maintains its principal business address at 1101 Vermont Avenue,
NW, Washington, DC 20005.

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended October 31, 2006.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research and/or brokerage services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may

                                       9

                                  Washington Mutual Investors Fund / Prospectus

consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within 14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM
Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

                                       10

Washington Mutual Investors Fund / Prospectus


The primary individual portfolio counselors for Washington Mutual Investors Fund are:

                                               PRIMARY TITLE WITH      PORTFOLIO
                            PORTFOLIO          INVESTMENT ADVISER      COUNSELOR'S
                            COUNSELOR          (OR AFFILIATE)          ROLE IN
                            EXPERIENCE         AND INVESTMENT          MANAGEMENT
 PORTFOLIO COUNSELOR       IN THIS FUND        EXPERIENCE              OF THE FUND
---------------------------------------------------------------------------------------------

 STEPHEN E. BEPLER           27 years          Senior Vice             Serves as an equity
                      (plus 8 years of prior   President, Capital      portfolio counselor
                         experience as an      Research Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 41
                                               years in total;
                                               35 years with Capital
                                               Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 ALAN N. BERRO               10 years          Senior Vice             Serves as an equity
                      (plus 6 years of prior   President, Capital      portfolio counselor
                         experience as an      Research Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 21
                                               years in total;
                                               16 years with Capital
                                               Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 JAMES K. DUNTON             29 years          Senior Vice President   Serves as an equity
                      (plus 7 years of prior   and Director, Capital   portfolio counselor
                         experience as an      Research and
                        investment analyst     Management Company
                          for the fund)
                                               Investment
                                               professional for 45
                                               years, all with
                                               Capital Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 J. DALE HARVEY              11 years          Vice President,         Serves as an equity
                      (plus 4 years of prior   Capital Research and    portfolio counselor
                         experience as an      Management Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 18
                                               years in total;
                                               16 years with Capital
                                               Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 GREGORY D. JOHNSON          6 years           Senior Vice             Serves as an equity
                      (plus 7 years of prior   President, Capital      portfolio counselor
                         experience as an      Research Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 14
                                               years, all with
                                               Capital Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL         15 years          Senior Vice President   Serves as an equity
                        (plus 17 years of      and Director, Capital   portfolio counselor
                              prior            Research and
                         experience as an      Management Company
                        investment analyst
                          for the fund)        Investment
                                               professional for 35
                                               years in total;
                                               32 years with Capital
                                               Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------
 JAMES F. ROTHENBERG         8 years           Chairman of the         Serves as an equity
                      (plus 9 years of prior   Board, Capital          portfolio counselor
                         experience as an      Research and
                        investment analyst     Management Company
                          for the fund)
                                               Investment
                                               professional for 37
                                               years, all with
                                               Capital Research and
                                               Management Company or
                                               affiliate
---------------------------------------------------------------------------------------------

                                       11

                                  Washington Mutual Investors Fund / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       12

Washington Mutual Investors Fund / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. In addition, Class R-5 shares are available for investment by American
Funds Target Date Retirement Series./SM/ Class R shares generally are not available to retail nonretirement accounts, traditional and Roth Individual
Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       13

                                  Washington Mutual Investors Fund / Prospectus

exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service
Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date
Retirement Series; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the fund.  You should refer to disclosures provided

                                       14

Washington Mutual Investors Fund / Prospectus


by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading.  If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge.
Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs."

                                       15

                                  Washington Mutual Investors Fund / Prospectus

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.
MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       16

Washington Mutual Investors Fund / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none          see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:
.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived A share program with the American Funds; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

                                       17

                                  Washington Mutual Investors Fund / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS
 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions." Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table above.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution"
below).

                                       18

Washington Mutual Investors Fund / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION BELOW, YOU MAY OBTAIN MORE INFORMATION ABOUT
SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS
WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR
FROM YOUR FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE
Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for these purposes. Please see the American Funds Target Date
Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of

                                       19

                                  Washington Mutual Investors Fund / Prospectus

 American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
    Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

                                       20

Washington Mutual Investors Fund / Prospectus


Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       21

                                  Washington Mutual Investors Fund / Prospectus

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       22

Washington Mutual Investors Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS
The fund intends to distribute dividends to shareholders, usually in March,
June, September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                  Washington Mutual Investors Fund / Prospectus

Financial highlights/1/
The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management
Company and Washington Management Corporation. For more information about these reimbursements/waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information below has been audited by PricewaterhouseCoopers
LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                               INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                   Net
                                                                  gains
                                                               (losses) on
                                                                securities
                                    Net asset                     (both
                                     value,         Net          realized      Total from
                                    beginning   investment         and         investment
                                    of period     income       unrealized)     operations
---------------------------------------------------------------------------------------------

CLASS A:
Year ended 4/30/2007                 $32.66        $.68          $ 4.71          $ 5.39
Year ended 4/30/2006                  29.85         .66            3.20            3.86
Year ended 4/30/2005                  28.79         .67            1.22            1.89
Year ended 4/30/2004                  23.99         .59            4.94            5.53
Year ended 4/30/2003                  28.37         .55           (4.35)          (3.80)
---------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 4/30/2007                  32.48         .39            4.68            5.07
Year ended 4/30/2006                  29.71         .39            3.17            3.56
Year ended 4/30/2005                  28.68         .40            1.21            1.61
Year ended 4/30/2004                  23.92         .35            4.93            5.28
Period from 5/29/2002 to 4/30/2003    28.52         .32           (4.46)          (4.14)
---------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 4/30/2007                  32.40         .39            4.68            5.07
Year ended 4/30/2006                  29.64         .40            3.16            3.56
Year ended 4/30/2005                  28.60         .41            1.22            1.63
Year ended 4/30/2004                  23.88         .35            4.91            5.26
Period from 5/31/2002 to 4/30/2003    28.46         .33           (4.40)          (4.07)
---------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 4/30/2007                 $32.51        $.55          $ 4.70          $ 5.25
Year ended 4/30/2006                  29.73         .54            3.18            3.72
Year ended 4/30/2005                  28.68         .56            1.21            1.77
Year ended 4/30/2004                  23.93         .46            4.94            5.40
Period from 6/4/2002 to 4/30/2003     27.81         .41           (3.74)          (3.33)
---------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 4/30/2007                  32.57         .65            4.72            5.37
Year ended 4/30/2006                  29.78          64            3.18            3.82
Year ended 4/30/2005                  28.73         .64            1.22            1.86
Year ended 4/30/2004                  23.95         .56            4.94            5.50
Period from 5/20/2002 to 4/30/2003    28.78         .51           (4.74)          (4.23)
---------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 4/30/2007                  32.65         .76            4.72            5.48
Year ended 4/30/2006                  29.85         .73            3.19            3.92
Year ended 4/30/2005                  28.79         .73            1.22            1.95
Year ended 4/30/2004                  23.99         .65            4.94            5.59
Period from 5/15/2002 to 4/30/2003    28.84         .57           (4.78)          (4.21)

                                          DIVIDENDS AND DISTRIBUTIONS

                                    Dividends   Distributions      Total      Net asset                  Net assets,
                                    (from net       (from        dividends     value,                      end of
                                    investment     capital          and        end of        Total         period
                                     income)       gains)      distributions   period    return/3,4/    (in millions)
-----------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 4/30/2007                  $(.66)       $(.84)         $(1.50)      $36.55        16.85%        $70,811
Year ended 4/30/2006                   (.62)        (.43)          (1.05)       32.66        13.11          64,202
Year ended 4/30/2005                   (.60)        (.23)           (.83)       29.85         6.55          61,185
Year ended 4/30/2004                   (.54)        (.19)           (.73)       28.79        23.19          57,027
Year ended 4/30/2003                   (.54)        (.04)           (.58)       23.99       (13.36)         43,701
-----------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 4/30/2007                   (.38)        (.84)          (1.22)       36.33        15.86              69
Year ended 4/30/2006                   (.36)        (.43)           (.79)       32.48        12.10              47
Year ended 4/30/2005                   (.35)        (.23)           (.58)       29.71         5.62              34
Year ended 4/30/2004                   (.33)        (.19)           (.52)       28.68        22.16              16
Period from 5/29/2002 to 4/30/2003     (.42)        (.04)           (.46)       23.92       (14.50)              8
-----------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 4/30/2007                   (.38)        (.84)          (1.22)       36.25        15.91             985
Year ended 4/30/2006                   (.37)        (.43)           (.80)       32.40        12.13             812
Year ended 4/30/2005                   (.36)        (.23)           (.59)       29.64         5.68             622
Year ended 4/30/2004                   (.35)        (.19)           (.54)       28.60        22.12             371
Period from 5/31/2002 to 4/30/2003     (.47)        (.04)           (.51)       23.88       (14.29)             96
-----------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 4/30/2007                  $(.54)       $(.84)         $(1.38)      $36.38        16.45%         $2,199
Year ended 4/30/2006                   (.51)        (.43)           (.94)       32.51        12.68           1,878
Year ended 4/30/2005                   (.49)        (.23)           (.72)       29.73         6.17           1,705
Year ended 4/30/2004                   (.46)        (.19)           (.65)       28.68        22.68           1,009
Period from 6/4/2002 to 4/30/2003      (.51)        (.04)           (.55)       23.93       (11.94)            125
-----------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 4/30/2007                   (.64)        (.84)          (1.48)       36.46        16.82           1,213
Year ended 4/30/2006                   (.60)        (.43)          (1.03)       32.57        13.00           1,013
Year ended 4/30/2005                   (.58)        (.23)           (.81)       29.78         6.46             830
Year ended 4/30/2004                   (.53)        (.19)           (.72)       28.73        23.11             330
Period from 5/20/2002 to 4/30/2003     (.56)        (.04)           (.60)       23.95       (14.66)             71
-----------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 4/30/2007                   (.74)        (.84)          (1.58)       36.55        17.15           1,154
Year ended 4/30/2006                   (.69)        (.43)          (1.12)       32.65        13.34             883
Year ended 4/30/2005                   (.66)        (.23)           (.89)       29.85         6.78             619
Year ended 4/30/2004                   (.60)        (.19)           (.79)       28.79        23.49             395
Period from 5/15/2002 to 4/30/2003     (.60)        (.04)           (.64)       23.99       (14.57)            230

                                     Ratio of     Ratio of
                                     expenses     expenses
                                    to average   to average
                                    net assets   net assets      Ratio of
                                      before        after           net
                                       reim-        reim-        income to
                                    bursements/  bursements/      average
                                      waivers    waivers/4/    net assets/4/
-----------------------------------------------------------------------------

CLASS A:
Year ended 4/30/2007                   .60%        .57%         2.00%
Year ended 4/30/2006                   .60          .57           2.13
Year ended 4/30/2005                   .61          .60           2.24
Year ended 4/30/2004                   .64          .64           2.14
Year ended 4/30/2003                   .67          .67           2.28
-----------------------------------------------------------------------------
CLASS R-1:
Year ended 4/30/2007                  1.43         1.41           1.15
Year ended 4/30/2006                  1.47         1.44           1.26
Year ended 4/30/2005                  1.50         1.47           1.35
Year ended 4/30/2004                  1.52         1.49           1.25
Period from 5/29/2002 to 4/30/2003    1.71/5/      1.51/5/        1.50/5/
-----------------------------------------------------------------------------
CLASS R-2:
Year ended 4/30/2007                  1.47         1.41           1.15
Year ended 4/30/2006                  1.53         1.41           1.29
Year ended 4/30/2005                  1.57         1.44           1.38
Year ended 4/30/2004                  1.69         1.45           1.26
Period from 5/31/2002 to 4/30/2003    1.78/5/      1.47/5/        1.58/5/
-----------------------------------------------------------------------------
CLASS R-3:
Year ended 4/30/2007                   .96%        .93%         1.63%
Year ended 4/30/2006                   .97          .94           1.75
Year ended 4/30/2005                   .95          .94           1.89
Year ended 4/30/2004                  1.07         1.07           1.63
Period from 6/4/2002 to 4/30/2003     1.11/5/      1.09/5/        1.95/5/
-----------------------------------------------------------------------------
CLASS R-4:
Year ended 4/30/2007                   .67          .64           1.92
Year ended 4/30/2006                   .68          .65           2.06
Year ended 4/30/2005                   .68          .67           2.14
Year ended 4/30/2004                   .70          .70           2.01
Period from 5/20/2002 to 4/30/2003     .74/5/       .73/5/        2.32/5/
-----------------------------------------------------------------------------
CLASS R-5:
Year ended 4/30/2007                   .37          .35           2.22
Year ended 4/30/2006                   .38          .35           2.34
Year ended 4/30/2005                   .38          .37           2.45
Year ended 4/30/2004                   .39          .39           2.36
Period from 5/15/2002 to 4/30/2003     .41/5/       .41/5/        2.51/5/

                                       24

Washington Mutual Investors Fund / Prospectus


                                           YEAR ENDED APRIL 30
                           2007        2006        2005        2004         2003
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       19%         13%         16%         12%          21%
OF SHARES

/1/   Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/   Based on average shares outstanding.
/3/   Total returns exclude all sales charges.
/4/   This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company and Washington Management
      Corporation. During some of the periods shown, Capital Research and Management
      Company and Washington Management Corporation reduced fees for investment advisory services and business management services for all share classes. In addition, during some of the periods shown, Capital Research and Management
      Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
/5/   Annualized.
                                  Washington Mutual Investors Fund / Prospectus

                                       25


NOTES

                                       26

Washington Mutual Investors Fund / Prospectus


NOTES

                                       27

                                  Washington Mutual Investors Fund / Prospectus

[logo - American Funds(R)]
                                         The right choice for the long term/(R)/

FOR SHAREHOLDER SERVICES         American Funds Service Company
                                 800/421-0180
FOR RETIREMENT PLAN SERVICES     Call your employer or plan
                                 administrator
FOR ADVISER MARKETING            American Funds Distributors
                                 800/421-9900
                                 americanfunds.com
FOR 24-HOUR INFORMATION          For Class R share information,
                                 visit
                                 AmericanFundsRetirement.com

   Telephone calls you have with the American Funds
   organization may be monitored or recorded for quality
   assurance, verification and/or recordkeeping purposes.
   By speaking with us on the telephone, you are giving
   your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's business manager, the fund's investment adviser and its affiliated companies.
The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.
If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 1101 Vermont Avenue, NW,
Washington, DC 20005.

[logo - recycle bug]
Printed on recycled paper

RPGEPR-901-0707P Litho in USA CGD/MC/8045     Investment Company File No. 811-00604

-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust

PART C
OTHER INFORMATION

Item 23. Exhibits for Registration Statement (1940 Act No. 2-11051 and 1933 Act No. 811-604)
 (a).
Amended and Restated Articles of Incorporation -- previously filed (See Post Effective Amendment No. 106 filed 5/10/02)

 (b).
By-laws – By-laws as amended 6/16/05 – previously filed (See Post Effective Amendment No. 111 dated 6/29/06)

 (c).
Form of Share Certificate - previously filed (See Post Effective Amendment No. 104 filed 3/9/01)

 (d-1).
Investment Advisory Agreement - previously filed (See Post-Effective Amendment No. 97 filed 4/22/97)

 (e-1).
Form of Amended and Restated Principal Underwriting Agreement - previously filed (See Post Effective Amendment No. 106 filed 5/10/02)

 (e-2)
Form of - Institutional Selling Group Agreements– previously filed (See Post-Effective Amendment No. 111 filed June 29, 2005)

 (e-3).
Form of Amendment to Selling Group Agreement effective 11/1/06

 (e-4)
Form of Amendment to Selling Group Agreement effective 2/1/07

 (f).
Bonus or Profit Sharing Contracts – Deferred compensation plan amended 1/1/05

 (g).
Custodian Agreements – Form of Custodian Agreement dated December 21, 2006

 (h-1).
Form of Amended and Restated Administrative Services Agreement dated 10/1/05 – previously filed (See Post Effective Amendment No. 111 dated 6/29/06)

 (h-2).
Form of Amended and Restated Shareholder Services Agreement – previously filed (See Post-Effective Amendment No. 110 filed June 10, 2004)

 (h-3).
Form of Amended and Restated Business Management Agreement – previously filed (See Post-Effective Amendment No. 111 filed June 29, 2005)

 (h-4).
Form of Indemnification Agreement– previously filed (See Post-Effective Amendment No. 111 filed June 29, 2005)

 (h-5)
Form of Amendment to Shareholder Service Agreement dated 11/1/06

 (i).
Legal Opinion - previously filed (See Post Effective Amendment No. 104 filed 3/9/01)

 (j).
Consent of Independent Accountants

 (k).
Omitted financial statements – None

 (l).
Not applicable to this filing.

 (m-1).
Forms of Plans of Distribution – Class A Plan of Distribution previously filed (See Post Effective Amendment No. 97 filed 4/22/97)

 (m-2.).
Forms of Amended Plans of Distribution - for Classes B, C, F, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4– previously filed (See Post Effective Amendment No. 112 filed 6/29/06)

 (n).
Amended and Restated Multiple Class Plan - previously filed (See Post Effective Amendment No. 106 filed 5/10/02)

 (p-1).
Code of Ethics for The Capital Group Companies dated December 2006

 (p-2).
Code of Ethics for Washington Management Corporation dated April 2007

 (p-3).
Code of Ethics for the Registrant dated April 2007

Item 24. Persons Controlled by or Under Common Control with Registrant.

None

Item 25. Indemnification.

Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities.

Article VIII (h) and (i) of the Articles of Incorporation of the Fund provide that:

(h)  "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law.  The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled.  The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.  No amendment of these Articles of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.  Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.  Any indemnification by the Corporation shall be consistent with the requirements of law, including the [Investment Company] Act [of 1940].

(i)           To the fullest extent permitted by Maryland statutory and decisional law and the [Investment Company] Act [of 1940], no director or officer of the Corporation shall be personally liable to the Corporation or its shareholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.  No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a director or officer that exists at the time of such amendment, modification or repeal."

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that:  (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b).  This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the shareholders (except that shares held by any party to the specific proceeding may not be voted).  A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Item 26.                      Business and Other Connections of Investment Adviser.

None.

Item 27.                      Principal Underwriters

(a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

(1) Name and Principal Business Address
(2) Positions and Offices with Underwriter
(3) Positions and Offices with Registrant

 L
E. Grant Abramson
Vice President
None

David L. Abzug P.O. Box 2248 Agoura Hills, CA 91376
Vice President
None

William C. Anderson 7780 Boylston Court Dublin, OH 43016
Regional Vice President
None

Robert B. Aprison 2983 Bryn Wood Drive Madison, WI 53711
Senior Vice President
None

T. Patrick Bardsley 36 East Woodward Blvd. Tulsa, OK 74114
Regional Vice President
None

Shakeel A. Barkat 982 Wayson Way Davidsonville, MD 21035
Vice President
None

Steven L. Barnes 7490 Clubhouse Road Suite 100 Boulder, CO 80301
Senior Vice President
None

Thomas M. Bartow 20 Cerchio Alto Henderson, NV 89011
Vice President
None

 B
Carl R. Bauer
Vice President
None

Michelle A. Bergeron 4160 Gateswalk Drive Smyrna, GA 30080
Senior Vice President
None

J. Walter Best, Jr. 7003 Chadwick Drive, Suite 355 Brentwood, TN 37027
Vice President
None

John A. Blanchard 576 Somerset Lane Northfield, IL 60093
Senior Vice President
None

Randall L. Blanchetti 12809 Huntmaster Lane Richmond, VA 23233
Regional Vice President
None

Ian B. Bodell 7003 Chadwick Drive, Suite 355 Brentwood, TN 37027
Senior Vice President
None

Jonathan W. Botts 2231 Garden View Lane Weddington, NC 28104
Regional Vice President
None

Bill Brady 646 Somerset Drive Indianapolis, IN 46260
Regional Vice President
None

Mick L. Brethower 510 Cimmaron Hills Trail W. Georgetown, TX 78628
Senior Vice President
None

C. Alan Brown 7424 Somerset Avenue St. Louis, MO 63105
Vice President
None

 B
William H. Bryan
Regional Vice President
None

 L
Sheryl M. Burford
Assistant Vice President
None

 B
J. Peter Burns
Vice President
None

Steven Calabria 161 Bay Avenue Huntington Bay, NY 11743
Regional Vice President
None

 S
Kathleen D. Campbell
Assistant Vice President
None

Matthew C. Carlisle 100 Oakmont Lane, #409 Belleair, FL 33756
Vice President
None

Damian F. Carroll 40 Ten Acre Road New Britain, CT 06052
Vice President
None

James D. Carter 560 Valley Hill Lane Knoxville, TN 37922
Regional Vice President
None

Brian C. Casey 8002 Greentree Road Bethesda, MD 20817
Senior Vice President
None

Victor C. Cassato 999 Green Oaks Drive Greenwood Village, CO 80121
Senior Vice President
None

Christopher J. Cassin 120 E. Ogden Ave., Suite 106 Hinsdale, IL 60521
Senior Vice President
None

 L
Denise M. Cassin
Director, Senior Vice President
None

 L
David D. Charlton
Director, Senior Vice President
None

Thomas M. Charon N27 W23960 Paul Road, Suite 204 Pewaukee, WI 53072
Regional Vice President
None

 L
Wellington Choi
Vice President
None

Paul A. Cieslik 90 Northington Drive Avon, CT 06001
Regional Vice President
None

 L
Kevin G. Clifford
Director, President and Co-Chief Executive Officer
None

 H
Cheri Coleman
Vice President
None

Ruth M. Collier 106 Central Park South, #10K New York, NY 10019
Senior Vice President
None

 S
David Coolbaugh
Vice President
None

Carlo O. Cordasco 4036 Ambassador Circle Williamsburg, VA 23188
Regional Vice President
None

 B
Josie Cortez
Assistant Vice President
None

Charles H. Cote 305 Edgeworth Lane Sewickley, PA 15143
Regional Vice President
None

Thomas E. Cournoyer 2333 Granada Blvd. Coral Gables, FL 33134
Vice President
None

 L
Michael D. Cravotta
Assistant Vice President
None

Joseph G. Cronin 1281 Fiore Drive Lake Forest, IL 60045
Vice President
None

William F. Daugherty 1213 Redwood Hills Circle Carlisle, PA 17015
Vice President
None

Peter J. Deavan 15729 Porchlight Lane Eden Prairie, MN 55347
Regional Vice President
None

Guy E. Decker 2990 Topaz Lane Carmel, IN 46032
Vice President
None

Daniel J. Delianedis Edina Executive Plaza 5200 Willson Road, Suite 150 Edina, MN 55424
Senior Vice President
None

 L
James W. DeLouise
Assistant Vice President
None

James A. DePerno, Jr. 1 Nehercrest Lane Orchard Park, NY 14127
Vice President
None

 L
Bruce L. DePriester
Director, Senior Vice President, Treasurer and Controller
None

Lori A. Deuberry 130 Aurora Street Hudson, OH 44236
Regional Vice President
None

 L
Dianne M. Dexter
Assistant Vice President
None

Thomas J. Dickson 108 Wilmington Court Southlake, TX 76092
Vice President
None

Michael A. DiLella 22 Turner’s Lake Drive Mahwah, NJ 07430
Senior Vice President
None

 N
Dean M. Dolan
Vice President
None

 L
Hedy B. Donahue
Assistant Vice President
None

 L
Michael J. Downer
Director
None

Craig A. Duglin 4170 Vanetta Drive Studio City, CA 91604
Regional Vice President
None

Michael J. Dullaghan 5040 Plantation Grove Lane Roanoke, VA 24012
Vice President
None

 I
Lloyd G. Edwards
Senior Vice President
None

Timothy L. Ellis 1700 Lelia Drive, Suite 105 Jackson, MS 39216
Senior Vice President
None

Kristopher A. Feldmeyer 787 Jackson Road Greenwood, IN 46142
Regional Vice President
None

 L
Lorna Fitzgerald
Vice President
None

William F. Flannery 29 Overlook Road Hopkinton, MA 01748
Regional Vice President
None

John R. Fodor 15 Latisquama Road Southborough, MA 01772
Senior Vice President
None

 L
Charles L. Freadhoff
Vice President
None

Daniel B. Frick 845 Western Avenue Glen Ellyn, IL 60137
Vice President
None

 L
Linda S. Gardner
Vice President
None

Keith R. George 3835 East Turtle Hatch Road Springfield, MO 65809
Regional Vice President
None

 B
Lori A. Giacomini
Assistant Vice President
None

 L
J. Christopher Gies
Senior Vice President
None

 L
David M. Givner
Secretary
None

 B
Evelyn K. Glassford
Vice President
None

Jack E. Goldin 3424 Belmont Terrace Davie, FL 33328
Regional Vice President
None

 L
Earl C. Gottschalk
Vice President
None

Jeffrey J. Greiner 8250-A Estates Parkway Plain City, OH 43064
Senior Vice President
None

Eric M. Grey 601 Fisher Road N. Dartmouth, MA 02747
Regional Vice President
None

 B
Steven Guida
Senior Vice President
None

 B
Mariellen Hamann
Vice President
None

Derek S. Hansen 13033 Ridgedale Drive, #147 Minnetonka, MN 55305
Vice President
None

David E. Harper 5400 Russell Cave Road Lexington, KY 40511
Senior Vice President
None

Calvin L. Harrelson, III 2048 Kings Manor Drive Weddington, NC 28104
Vice President
None

Robert J. Hartig, Jr. 13563 Marjac Way McCordsville, IN 46055
Vice President
None

 L
Linda M. Hines
Vice President
None

Steven J. Hipsley 44 Tyler Drive Saratoga Springs, NY 12866
Regional Vice President
None

 L
Russell K. Holliday
Vice President
None

Heidi Horwitz 5 Christopher Hill Road Weston, CT 06883
Regional Vice President
None

 L
Kevin B. Hughes
Vice President
None

Ronald R. Hulsey 6202 Llano Dallas, TX 75214
Senior Vice President
None

Marc Ialeggio 13 Prince Royal Passage Corte Madera, CA 94925
Regional Vice President
None

Robert S. Irish 1225 Vista Del Mar Drive Delray Beach, FL 33483
Senior Vice President
None

 I
David K. Jacocks
Assistant Vice President
None

 L
Linda Johnson
Assistant Vice President
None

 G1
Joanna F. Jonsson
Director
None

 B
Damien M. Jordan
Senior Vice President
None

 L
Marc J. Kaplan
Vice President
None

John P. Keating 1576 Sandy Springs Dr. Orange Park, FL 32003
Senior Vice President
None

Brian G. Kelly 76 Daybreak Road Southport, CT 06890
Regional Vice President
None

Andrew J. Kilbride 3080 Tuscany Court Ann Arbor, MI 48103
Regional Vice President
None

 N
Dorothy Klock
Vice President
None

Dianne L. Koske 6 Black Oak Court Poquoson, VA 23662
Assistant Vice President
None

 B
Elizabeth K. Koster
Vice President
None

Christopher F. Lanzafame 19365 Lovall Valley Court Sonoma, CA 95476
Regional Vice President
None

Patricia D. Lathrop 822 Monterey Blvd., NE St. Petersburg, FL 33704
Regional Vice President
None

R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530
Vice President
None

T. Blake Liberty 5506 East Mineral Lane Littleton, CO 80122
Vice President
None

Mark J. Lien 1103 Tulip Tree Lane West Des Moines, IA 50266
Vice President
None

 L
Lorin E. Liesy
Vice President
None

 I
Kelle Lindenberg
Assistant Vice President
None

Louis K. Linquata 5214 Cass Street Omaha, NE 68132
Vice President
None

Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776
Vice President
None

Nathan G. Mains 7711 S. Columbine Street Centennial, CO 80122
Regional Vice President
None

Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110
Director, Senior Vice President
None

Steven M. Markel 5241 South Race Street Greenwood Village, CO 80121
Senior Vice President
None

 L
Paul R. Mayeda
Assistant Vice President
None

 L
Eleanor P. Maynard
Vice President
None

 L
Christopher McCarthy
Vice President
None

James R. McCrary 28812 Crestridge Rancho Palos Verdes, CA 90275
Vice President
None

 L
Will McKenna
Vice President
None

 S
John V. McLaughlin
Senior Vice President
None

Terry W. McNabb 2002 Barrett Station Road St. Louis, MO 63131
Senior Vice President
None

 L
Katharine McRoskey
Vice President
None

Scott M. Meade 41 South Road Rye Beach, NH 03871
Vice President
None

Charles L. Mitsakos 3017 11th Avenue West Seattle, WA 98119
Regional Vice President
None

Monty L. Moncrief 55 Chandler Creek Court The Woodlands, TX 77381
Vice President
None

David H. Morrison 7021 North Stratton Court Peoria, IL 61615
Regional Vice President
None

Andrew J. Moscardini 832 Coldwater Creek Circle Niceville, FL 32578
Regional Vice President
None

 L
Jack Nitowitz
Assistant Vice President
None

William E. Noe 3600 Knollwood Road Nashville, TN 37215
Senior Vice President
None

 L
Heidi J. Novaes
Vice President
None

Eric P. Olson 27 Main Street, Suite 200 Topsfield, MA 01983
Senior Vice President
None

Jeffrey A. Olson 2708 88th St. Court, NW Gig Harbor, WA 98332
Regional Vice President
None

Thomas A. O’Neil 4 Hillcrest Avenue Eastborough, KS 67208
Regional Vice President
None

Michael W. Pak 13929 SE 92nd Street Newcastle, WA 98059
Regional Vice President
None

W. Burke Patterson, Jr. 1643 Richland Avenue Baton Rouge, LA 70808
Regional Vice President
None

Gary A. Peace 291 Kaanapali Drive Napa, CA 94558
Vice President
None

Samuel W. Perry 4340 East Indian School Road Suite 21 Phoenix, AZ 85018
Vice President
None

Raleigh G. Peters 1439 Byrd Drive Berwyn, PA 19312
Regional Vice President
None

David K. Petzke 4016 Saint Lucia Street Boulder, CO 80301
Senior Vice President
None

 B
John H. Phelan, Jr.
Director
None

Fredric Phillips 175 Highland Avenue, 4th Floor Needham, MA 02494
Senior Vice President
None

John Pinto 226 Country Club Drive Lansdale, PA 19446
Regional Vice President
None

Carl S. Platou 7455 80th Place, S.E. Mercer Island, WA 98040
Senior Vice President
None

Charles R. Porcher One Glenlake Pkwy., Suite 700 Atlanta, GA 30328
Regional Vice President
None

 S
Richard P. Prior
Vice President
None

Mike Quinn 1035 Vintage Club Drive Duluth, GA 30097
Regional Vice President
None

John W. Rankin 1725 Centennial Club Drive Conway, AR 72034
Regional Vice President
None

Jennifer D. Rasner 11940 Baypoint Drive Burnsville, MN 55337
Regional Vice President
None

James P. Rayburn 3108 Roxbury Road Homewood, AL 35209
Regional Vice President
None

Mark S. Reischmann 4125 Hermitage Drive Colorado Springs, CO 80906
Regional Vice President
None

Steven J. Reitman 212 The Lane Hinsdale, IL 60521
Senior Vice President
None

Jeffrey Robinson 7 Waterville Lane Shrewsbury, MA 01545
Regional Vice President
None

Suzette M. Rothberg 4508 Shady Beach Circle Independence, MN 55359
Regional Vice President
None

 L
James F. Rothenberg
Director
None

Romolo D. Rottura 233 Glenhaven Court Swedesboro, NJ 08085
Vice President
None

Douglas F. Rowe 414 Logan Ranch Road Georgetown, TX 78628
Senior Vice President
None

William M. Ryan 1408 Cortland Drive Manasquan, NJ 08736
Regional Vice President
None

 L
Dean B. Rydquist
Director, Senior Vice President, Chief Compliance Officer
None

Richard A. Sabec, Jr. 6868 Meadow Glen Drive Westerville, OH 43082
Regional Vice President
None

Richard R. Samson 4604 Glencoe Avenue, #4 Marina del Rey, CA 90292
Senior Vice President
None

Paul V. Santoro 28 State Street, Suite 1100 Boston, MA 02109
Vice President
None

 H
Diane Sawyer
Senior Vice President
None

Joseph D. Scarpitti 31465 St. Andrews Westlake, OH 44145
Senior Vice President
None

Shane D. Schofield 201 McIver Street Greenville, SC 29601
Vice President
None

 L
David L. Schroeder
Assistant Vice President
None

Mark A. Seaman 645 Baltimore Annapolis Blvd Suite 220 Severna Park, MD 21146
Vice President
None

 S
Sherrie L. Senft
Vice President
None

James J. Sewell III 415 East Holyoke Place Claremont, CA 91711
Regional Vice President
None

Arthur M. Sgroi 76 Fields End Drive Glenmont, NY 12077
Regional Vice President
None

 L
R. Michael Shanahan
Director
None

 L
Michael J. Sheldon
Vice President
None

Frederic J. Shipp 1352 Sanjo Farms Drive Chesapeake, VA 23320
Regional Vice President
None

Daniel S. Shore 3734 North Greenview Avenue Chicago, IL 60613
Vice President
None

Brad Short 1601 Seal Way Seal Beach, CA 90740
Vice President
None

David W. Short 1000 RIDC Plaza, Suite 212 Pittsburgh, PA 15238
Chairman of the Board and Co-Chief Executive Officer
None

Nathan W. Simmons 496 Dogwood Trail Quincy, FL 32352
Regional Vice President
None

William P. Simon, Jr. 237 Lancaster Avenue, Suite 207 Devon, PA 19333
Director, Senior Vice President
None

 L
Connie F. Sjursen
Vice President
None

Jerry L. Slater 2216 38th Place E. Seattle, WA 98112
Senior Vice President
None

 LW
John H. Smet
Director
None

Rodney G. Smith 15851 Dallas Parkway, Suite 500 Addison, TX 75001-6016
Senior Vice President
None

J. Eric Snively 2548 Violet Street Glenview, IL 60025
Regional Vice President
None

Anthony L. Soave 3780 Foxglove Court NE Grand Rapids, MI 49525
Vice President
None

 L
Therese L. Soullier
Vice President
None

Nicholas D. Spadaccini 855 Markley Woods Way Cincinnati, OH 45230
Senior Vice President
None

 L
Kristen J. Spazafumo
Vice President
None

Mark D. Steburg 12508 160th Avenue Southeast Renton, WA 98059
Regional Vice President
None

Michael P. Stern 213 Aptos Place Danville, CA 94526
Regional Vice President
None

Brad Stillwagon 2438 Broadmeade Road Louisville, KY 40205
Vice President
None

Thomas A. Stout 1004 Ditchley Road Virginia Beach, VA 23451
Vice President
None

Craig R. Strauser 175 Berwick Lake Oswego, OR 97034
Senior Vice President
None

 L
Libby J. Syth
Vice President
None

 L
Drew W. Taylor
Assistant Vice President
None

 L
Larry I. Thatt
Assistant Vice President
None

Gary J. Thoma 401 Desnoyer Kaukauna, WI 54130
Vice President
None

Cynthia M. Thompson 4 Franklin Way Ladera Ranch, CA 92694
Vice President
None

David Tippets 15 Player Green Place The Woodlands, TX 77382
Regional Vice President
None

 L
James P. Toomey
Vice President
None

 I
Christopher E. Trede
Vice President
None

George F. Truesdail 400 Abbotsford Court Charlotte, NC 28270
Senior Vice President
None

Scott W. Ursin-Smith 103 E. Blithedale Avenue, Suite 1 Mill Valley, CA 94941
Senior Vice President
None

 S
Cindy Vaquiax
Assistant Vice President
None

Srinkanth Vemuri 527 McElheny Road Glenshaw, PA 15116
Regional Vice President
None

J. David Viale 39 Old Course Drive Newport Beach, CA 92660
Senior Vice President
None

 D
Bradley J. Vogt
Director
None

 L
A. Jordan Wallens 1501 Maple Avenue, #602 Evanston, IL 60201
Regional Vice President
None

 S
Chris L. Wammack
Assistant Vice President
None

Thomas E. Warren 119 Faubel St. Sarasota, FL 34242
Vice President
None

 L
J. Kelly Webb
Senior Vice President
None

Gregory J. Weimer 143 Redwood Drive Venetia, PA 15367
Director, Senior Vice President
None

 SF
Gregory W. Wendt
Director
None

George J. Wenzel 261 Barden Road Bloomfield Hills, MI 48304
Vice President
None

Brian E. Whalen 4072 Yellow Ginger Glen Norcross, GA 30092
Regional Vice President
None

William C. Whittington 11928 Sheldon Road Tampa, FL 33626
Regional Vice President
None

 L
N. Dexter Williams, Jr.
Senior Vice President
None

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Alan J. Wilson
Director
None

Andrew L. Wilson 11163 Rich Meadow Drive Great Falls, VA 22066
Vice President
None

Steven C. Wilson 7529 Summit Ridge Road Middleton, WI 53562
Regional Vice President
None

Timothy J. Wilson 501 Valley Brook Road, Suite 204 McMurray, PA 15317
Senior Vice President
None

 B
Laura L. Wimberly
Vice President
None

Kurt A. Wuestenberg 975 Arboretum Drive Saline, MI 48176
Vice President
None

William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347
Senior Vice President
None

Jason P. Young 11141 Whitetail Lane Olathe, KS 66061
Vice President
None

Jonathan A. Young 2145 Hickory Forrest Chesapeake, VA 23322
Regional Vice President
None

Scott D. Zambon 2178 Pieper Lane Tustin, CA 92782
Regional Vice President
None

__________
 L
Business Address, 333 South Hope Street, Los Angeles, CA 90071

 LW
Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025

 B
Business Address, 135 South State College Boulevard, Brea, CA 92821

 S
Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

 SF
Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016

 H
Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

 I
Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 N
Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111

 D
Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140

 G1
Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland

(c)           None

Item 28.  Location of Accounts and Records.

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and kept in the offices of the fund, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, and its investment adviser Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071.  Certain accounting records are maintained and kept in the offices of the fund's accounting department,
5300 Robin Hood Road, Norfolk, VA 23513 .

Records covering shareholder accounts are maintained and kept by the Transfer Agent, American Funds Service Company, 135 South State College Blvd., Brea, CA  92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 5300 Robin Hood Road, Norfolk, VA 23513 and 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240.

Records covering portfolio transactions are also maintained and kept by the custodian, JPMorgan Chase Bank., 270 Park Avenue, New York, New York, 10017.

Item 29. Management Services.

None.

Item 30. Undertakings.

N/A

SIGNATURE OF REGISTRANT

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities
      Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 28th day of June, 2007.

WASHINGTON MUTUAL INVESTORS FUND, INC.

By Jeffrey L. Steele, President

    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below on June 28, 2007, by the following persons in the capacities indicated.

 Signature
Title

 (1) Principal Executive Officer:

       /s/Jeffrey L. Steele
President and Director

 (2)Principal Financial Officer and Principal Accounting Officer:

       /s/Michael W. Stockton
Vice President and Treasurer

 (3) Directors

 Cyrus A. Ansary*
Chairman and Director

 James H. Lemon, Jr.*
Vice Chairman of the Board

 Daniel J. Callahan III*
Director

 Barbara H. Franklin
Director

 R. Clark Hooper*
Director

 Edward W. Kelley, Jr.*
Director

 Harry J. Lister*
Director

 James C. Miller III*
Director

 Katherine D. Ortega
Director

 J. Knox Singleton*
Director

       /s/Jeffrey L. Steele
Director and President

*By         /s/  Michael W. Stockton

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule
485(b).

/s/ Burton L. Raimi, Secretary

POWER OF ATTORNEY

The undersigned directors of Washington Mutual Investors Fund, Inc. a Maryland Corporation, do each hereby constitute and appoint Michael W. Stockton, Ashley L. Shaw, Jennifer L. Butler and Burton L. Raimi, or any
of them to act as attorneys-in-fact for and in his or her name, place and stead (1) to sign his or her name as a director of said Corporation to any and all amendments to the Registration Statement of Washington
Mutual Investors Fund, Inc., File No. 2-11051 under the Securities Act of 1933, as amended, or under the
Investment Company Act of 1940, as amended, File No. 811-604, said amendments to be filed with the Securities and Exchange Commission, and to any and all documents required by any State in the United States of America in which this Corporation offers its shares, and (2) to deliver any and all such amendments to such
Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Washington, D.C., this 21st day of May, 2007.

/s/ Cyrus A. Ansary

/s/ Daniel J. Callahan III

/s/ Barbara Hackman Franklin

/s/ R. Clark Hooper

/s/ Edward W. Kelley, Jr.

/s/ James H. Lemon, Jr.

/s/ Harry J. Lister

/s/ James C. Miller III

/s/ Katherine D. Ortega

/s/ J. Knox Singleton

/s/ Jeffrey L. Steele